UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  March 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2015

The Leuthold Funds

Leuthold Core Investment Fund
Retail Class Shares LCORX
Institutional Class Shares LCRIX

Leuthold Global Fund
Retail Class Shares GLBLX
Institutional Class Shares GLBIX

Leuthold Select Industries Fund LSLTX

Leuthold Global Industries Fund
Retail Class Shares LGINX
Institutional Class Shares LGIIX

Grizzly Short Fund GRZZX

The Leuthold Funds
Table of Contents

The Leuthold Funds

Expense Example – March 31, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2014 – March 31, 2015).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Global Industries Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following example. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	1

The Leuthold Funds
Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class - LCORX

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2014	March 31, 2015	October 1, 2014 - March 31, 2015
Actual**	$1,000.00	$1,062.30	$6.53
Hypothetical (5% return before expenses)***	1,000.00	1,018.60	6.39

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.96 and the Fund’s annualized expense ratio would be 1.16%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.84 and the Fund’s annualized expense ratio would be 1.16%.

Leuthold Core Investment Fund - Institutional Class - LCRIX

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 - March 31, 2015
Actual**	$1,000.00	$1,062.30	$6.02
Hypothetical (5% return before expenses)***	1,000.00	1,019.10	5.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.45 and the Fund’s annualized expense ratio would be 1.06%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.34 and the Fund’s annualized expense ratio would be 1.06%.

Leuthold Global Fund - Retail Class - GLBLX

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 - March 31, 2015
Actual**	$1,000.00	$1,019.30	$8.56
Hypothetical (5% return before expenses)***	1,000.00	1,016.45	8.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.80 and the Fund’s annualized expense ratio would be 1.55%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.80 and the Fund’s annualized expense ratio would be 1.55%.

2	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Expense Example Tables (Unaudited)

Leuthold Global Fund - Institutional Class - GLBIX

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 - March 31, 2015
Actual**	$1,000.00	$1,020.20	$7.55
Hypothetical (5% return before expenses)***	1,000.00	1,017.45	7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.70 and the Fund’s annualized expense ratio would be 1.33%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.69 and the Fund’s annualized expense ratio would be 1.33%.

Leuthold Select Industries Fund - LSLTX

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 - March 31, 2015
Actual	$1,000.00	$1,143.90	$8.02
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Retail Class - LGINX

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 - March 31, 2015
Actual	$1,000.00	$1,066.70	$7.73
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	3

The Leuthold Funds
Expense Example Tables (Unaudited)

Leuthold Global Industries Fund - Institutional Class - LGIIX

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 - March 31, 2015
Actual	$1,000.00	$1,067.20	$6.44
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Grizzly Short Fund - GRZZX

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 - March 31, 2015
Actual**	$1,000.00	$930.80	$12.08
Hypothetical (5% return before expenses)***	1,000.00	1,012.42	12.59

*	Expenses are equal to the Fund’s annualized expense ratio of 2.51%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.65 and the Fund’s annualized expense ratio would be 1.59%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $8.00 and the Fund’s annualized expense ratio would be 1.59%

4	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
(Unaudited)

Leuthold Core Investment Fund
Allocation of Portfolio Holdings
March 31, 2015

Leuthold Global Fund
Allocation of Portfolio Holdings
March 31, 2015

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	5

The Leuthold Funds
(Unaudited)

Leuthold Select Industries Fund
Allocation of Portfolio Holdings
March 31, 2015*

Leuthold Global Industries Fund
Allocation of Portfolio Holdings
March 31, 2015*

*Excludes short-term investments less than 5% of net assets.

6	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
(Unaudited)

Grizzly Short Fund
Allocation of Securities Sold Short
March 31, 2015

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	7

The Leuthold Funds
Statements of Assets and Liabilities March 31, 2015 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund
ASSETS:
Investments, at cost	$683,402,697	$294,962,459	$9,894,595
Investments, at fair value	837,462,140	339,076,335	13,919,250
Cash	32,201,183	7,460	—
Foreign currency (cost $22,562, $106,143, and $0 respectively)	22,742	103,841	—
Receivable for Fund shares sold	629,782	122,508	23,954
Receivable for investments sold	1,145,775	—	—
Collateral at broker for securities sold short	63,283,964	26,135,468	—
Interest receivable	591,578	179,067	3
Dividends receivable	430,822	742,339	9,318
Other assets	66,284	316,599	9,794
Total Assets	935,834,270	366,683,617	13,962,319

LIABILITIES:
Securities sold short, at fair value (proceeds $62,948,277, $23,986,839, $0, respectively)	61,915,012	24,505,995	—
Payable for investments purchased	1,595,914	—	—
Payable for Fund shares redeemed	313,631	305,769	17
Payable to Adviser	656,282	321,423	6,971
Payable to Custodian	18,376	18,917	717
Payable to Directors	31,265	13,047	496
Dividends payable on securities sold short	131,851	67,888	—
Distribution (Rule 12b-1) fees payable	36,294	69,892	89
Shareholder servicing fees payable	143,415	—	2,620
Accrued expenses and other liabilities	213,550	128,455	17,805
Total Liabilities	65,055,590	25,431,386	28,715
NET ASSETS	$870,778,680	$341,252,231	$13,933,604

8	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Statements of Assets and Liabilities (continued) March 31, 2015 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)		Leuthold Global Fund (Consolidated)		Leuthold Select Industries Fund
NET ASSETS CONSIST OF:
Capital stock	$750,092,665		$304,670,770		$11,382,253
Accumulated net investment loss	(278,270)		(601,433)		(44,867)
Accumulated net realized loss	(34,098,484)		(6,334,311)		(1,428,437)
Net unrealized appreciation on investments	155,062,769		43,517,205		4,024,655
Total Net Assets	$870,778,680		$341,252,231		$13,933,604

Retail Class Shares Net assets	$578,759,868		$111,864,282		$13,933,604
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	30,741,666		10,771,881		608,582
Net Asset Value, Redemption Price and Offering Price Per Share	$18.83	*	$10.38	*	$22.90

Institutional Class Shares Net assets	$292,018,812		$229,387,949		n/a
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	15,518,893		21,972,026		n/a
Net Asset Value, Redemption Price and Offering Price Per Share	$18.82	*	$10.44	*	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	9

The Leuthold Funds
Statements of Assets and Liabilities (continued) March 31, 2015 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund
ASSETS:
Investments, at cost	$20,013,921	$38,079,155
Investments, at fair value	24,335,663	38,079,155
Cash	1,523	37,300,001
Foreign currency (cost $8,649 and $0, respectively)	8,615	—
Receivable for Fund shares sold	23,295	234,917
Receivable for investments sold	—	4,986,344
Collateral at broker for securities sold short	—	71,722,429
Interest receivable	2	149
Dividends receivable	73,220	—
Other assets	54,931	38,170
Total Assets	24,497,249	152,361,165

LIABILITIES:
Securities sold short, at fair value (proceeds $0 and $74,173,852, respectively)	—	72,657,062
Payable for investments purchased	—	3,183,446
Payable for Fund shares redeemed	551	331,721
Payable to Adviser	10,514	75,611
Payable to Custodian	15,275	20,467
Payable to Directors	780	2,646
Dividends payable on securities sold short	—	33,250
Distribution (Rule 12b-1) fees payable	5,900	—
Shareholder servicing fees payable	—	17,041
Accrued expenses and other liabilities	27,340	32,363
Total Liabilities	60,360	76,353,607
NET ASSETS	$24,436,889	$76,007,558

10	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Statements of Assets and Liabilities (continued) March 31, 2015 (Unaudited)

	Leuthold Global Industries Fund		Grizzly Short Fund
NET ASSETS CONSIST OF:
Capital stock	$20,717,504		$240,339,542
Accumulated net investment income (loss)	5,083		(2,541,662)
Accumulated net realized loss on investments	(601,629)		(163,307,112)
Net unrealized appreciation on investments and short positions	4,315,931		1,516,790
Total Net Assets	$24,436,889		$76,007,558

Retail Class Shares Net assets	$7,461,796		$76,007,558
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	431,682		11,072,622
Net Asset Value, Redemption Price and Offering Price Per Share	$17.29	*	$6.86

Institutional Class Shares Net assets	$16,975,093		n/a
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	976,357		n/a
Net Asset Value, Redemption Price and Offering Price Per Share	$17.39	*	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	11

The Leuthold Funds
Statements of Operations For the Six Months Ended March 31, 2015 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $49,414, $93,538, and $493, respectively)	$4,512,094	$1,913,227	$93,711
Interest income	701,007	255,259	10
Total investment income	5,213,101	2,168,486	93,721

EXPENSES:
Investment advisory fees (Note 3)	3,794,818	1,945,053	66,517
Administration fees	149,967	76,644	3,299
Transfer agent fees	152,950	128,799	4,173
Legal fees	16,189	1,554	304
Audit fees	44,083	27,141	11,740
Fund accounting fees	67,223	35,215	3,236
Custody fees	52,499	50,132	6,405
Shareholder servicing fees- Retail Class	275,742	—	5,332
Registration fees	26,785	19,118	12,263
Report to shareholders	65,597	22,668	1,574
Directors’ fees	57,130	24,171	885
Distribution (Rule 12b-1) fees- Retail Class (Note 4)	—	123,045	—
Other	30,240	16,227	766
Total expenses before dividends and interest on short positions	4,733,223	2,469,767	116,494
Dividends and interest on short positions	490,171	300,152	—
Reimbursement from Adviser (Note 3)	—	—	(16,718)
Total expenses	5,223,394	2,769,919	99,776
NET INVESTMENT LOSS	$(10,293)	$(601,433)	$(6,055)

12	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Statements of Operations (continued) For the Six Months Ended March 31, 2015 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SHORT POSITIONS, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Affiliated Issuers	$(1,261,335)	$—	$—
Unaffiliated Issuers	7,447,702	1,609,383	12,528
Investment companies	(651,475)	(869,096)	—
Realized gain distributions received from investment companies	194,246	42,365	—
Short positions	(6,671,978)	(2,444,946)	—
Foreign currency and foreign currency translation	(2,712,424)	(1,208,901)	—
Net unrealized appreciation (depreciation) during the period on:
Affiliated Issuers	634,808	—	—
Unaffiliated Issuers	58,099,483	7,235,181	1,575,055
Investment companies	(1,452,360)	(117,306)	—
Short positions	(1,457,731)	(1,123,151)	—
Foreign currency and foreign currency translation	(1,450,497)	4,582,067	—
Net realized and unrealized gain on investments, investment companies, short positions, and foreign currency and foreign currency translation	50,718,439	7,705,596	1,587,583
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,708,146	$7,104,163	$1,581,528

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	13

The Leuthold Funds
Statements of Operations (continued)
For the Six Months Ended March 31, 2015 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $10,145 and $0, respectively)	$156,674	$—
Interest income	11	406
Total investment income	156,685	406

EXPENSES:
Investment advisory fees (Note 3)	114,427	456,592
Administration fees	6,470	14,909
Transfer agent fees	12,840	13,915
Legal fees	663	1,535
Audit fees	14,371	14,371
Fund accounting fees	9,428	6,374
Custody fees	37,247	162
Shareholder servicing fees-Retail Class	—	33,021
Registration fees	18,661	22,959
Report to shareholders	2,012	8,302
Directors’ fees	1,327	4,970
Distribution (Rule 12b-1) fees-Retail Class (Note 4)	8,568	—
Other	1,418	2,858
Total expenses before dividends and interest on short positions	227,432	579,968
Dividends and interest on short positions	—	335,304
Reimbursement from Adviser (Note 3)	(75,830)	—
Total expenses	151,602	915,272
NET INVESTMENT INCOME (LOSS)	$5,083	$(914,866)

14	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Statements of Operations (continued)
For the Six Months Ended March 31, 2015 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SHORT POSITIONS, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Unaffiliated Issuers	$(538,709)	$—
Investment companies	44,097	—
Short positions	—	(3,392,838)
Foreign currency and foreign currency translation	(15,446)	—
Net unrealized appreciation (depreciation) during the period on:
Unaffiliated Issuers	447,981	—
Investment companies	17,048	—
Short positions	—	(2,240,111)
Foreign currency and foreign currency translation	1,248,687	—
Net realized and unrealized gain (loss) on investments, investment companies, short positions, and foreign currency and foreign currency translation	1,203,658	(5,632,949)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,208,741	$(6,547,815)

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	15

Leuthold Core Investment Fund
Statements of Changes in Net Assets (Consolidated)

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(10,293)	$606,139
Net realized gain (loss) on investments, investment companies, short positions, and foreign currency and foreign currency translation	(3,655,264)	78,155,820
Net unrealized appreciation (depreciation) on investments, investment companies, short positions, and foreign currency and foreign currency translation	54,373,703	19,245,503
Net increase in net assets from operations	50,708,146	98,007,462
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(881,875)	(6,851,465)
From net investment income - Institutional Class	(593,374)	(3,018,397)
From net realized gain - Retail Class	(32,333,003)	(38,977,891)
From net realized gain - Institutional Class	(16,538,702)	(16,784,889)
Total distributions	(50,346,954)	(65,632,642)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	66,209,279	86,391,117
Proceeds from shares sold - Institutional Class	34,403,749	69,205,107
Proceeds from shares sold in connection with the acquisition of Leuthold Asset Allocation Fund - Retail Class	—	182,519,930
Proceeds from shares sold in connection with the acquisition of Leuthold Asset Allocation Fund - Institutional Class	—	49,759,635
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	30,522,665	42,023,848
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	15,344,746	19,411,870
Cost of shares redeemed - Retail Class*	(87,573,733)	(192,000,052)
Cost of shares redeemed - Institutional Class**	(34,295,430)	(49,424,848)
Net increase in net assets from capital share transactions	24,611,276	207,886,607
TOTAL INCREASE IN NET ASSETS:	24,972,468	240,261,427
NET ASSETS
Beginning of period	845,806,212	605,544,785
End of period (including accumulated net investment income (loss) of $(278,270) and $1,207,272, respectively)	$870,778,680	$845,806,212

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	3,570,886	6,101,049
Shares sold - Institutional Class	1,853,695	2,862,061
Shares sold in connection with the acquisition of Leuthold Asset Allocation Fund - Retail Class	—	9,682,755
Shares sold in connection with the acquisition of Leuthold Asset Allocation Fund - Institutional Class	—	2,641,170
Shares issued to holders in reinvestment of dividends - Retail Class	1,674,734	2,289,986
Shares issued to holders in reinvestment of dividends - Institutional Class	841,724	1,057,511
Shares redeemed - Retail Class	(4,694,385)	(10,242,962)
Shares redeemed - Institutional Class	(1,852,049)	(2,632,232)
Net increase in shares outstanding	1,394,605	11,759,338

*Net of redemption fees of (Retail Class):	$141	$145
**Net of redemption fees of (Institutional Class):	$—	$—

16	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Statements of Changes in Net Assets (Consolidated)

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(601,433)	$1,362,317
Net realized gain (loss) on investments, investment companies, short positions, and foreign currency and foreign currency translation	(2,871,195)	35,958,870
Net unrealized appreciation (depreciation) on investments, investment companies, short positions, and foreign currency and foreign currency translation	10,576,791	(10,487,996)
Net increase in net assets from operations	7,104,163	26,833,191

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(340,708)	(929,028)
From net investment income - Institutional Class	(672,591)	(2,174,903)
From net realized gain - Retail Class	(12,379,966)	(12,130,685)
From net realized gain - Institutional Class	(22,442,402)	(23,092,085)
Total distributions	(35,835,667)	(38,326,701)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	10,294,394	28,178,583
Proceeds from shares sold - Institutional Class	28,925,291	65,598,450
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	10,783,977	11,165,016
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	19,485,582	22,343,076
Cost of shares redeemed - Retail Class*	(29,622,232)	(31,081,448)
Cost of shares redeemed - Institutional Class**	(32,336,961)	(87,950,876)
Net increase in net assets from capital share transactions	7,530,051	8,252,801

TOTAL DECREASE IN NET ASSETS:	(21,201,453)	(3,240,709)
NET ASSETS
Beginning of period	362,453,684	365,694,393
End of period (including accumulated net investment income (loss) of $(601,433) and $1,013,299, respectively)	$341,252,231	$362,453,684

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	987,841	2,455,643
Shares sold - Institutional Class	2,748,473	5,739,189
Shares issued to holders in reinvestment of dividends - Retail Class	1,047,133	1,008,593
Shares issued to holders in reinvestment of dividends - Institutional Class	1,882,935	2,009,032
Shares redeemed - Retail Class	(2,848,943)	(2,728,305)
Shares redeemed - Institutional Class	(3,090,877)	(7,785,815)
Net increase in shares outstanding	726,562	698,337

*Net of redemption fees of (Retail Class):	$—	$8
**Net of redemption fees of (Institutional Class):	$60	$—

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	17

Leuthold Select Industries Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
	(Unaudited)
OPERATIONS:
Net investment loss	$(6,055)	$(47,408)
Net realized gain on investments	12,528	1,549,052
Net unrealized appreciation on investments	1,575,055	529,718
Net increase in net assets from operations	1,581,528	2,031,362

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,020,901	6,087,355
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(4,646,276)	(2,946,797)
Net increase (decrease) in net assets from capital share transactions	(2,625,375)	3,140,558

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(1,043,847)	5,171,920
NET ASSETS
Beginning of period	14,977,451	9,805,531
End of period (including accumulated net investment loss of $(44,867), and $(38,812), respectively)	$13,933,604	$14,977,451

CHANGES IN SHARES OUTSTANDING:
Shares sold	96,752	316,747
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(236,374)	(151,433)
Net increase (decrease) in shares outstanding	(139,622)	165,314

18	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
	(Unaudited)
OPERATIONS:
Net investment income	$5,083	$181,118
Net realized gain (loss) on investments, investment companies, and foreign currency and foreign currency translation	(510,058)	1,315,484
Net unrealized appreciation on investments, investment companies, and foreign currency and foreign currency translation	1,713,716	793,342
Net increase in net assets from operations	1,208,741	2,289,944

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(11,075)	(58,291)
From net investment income - Institutional Class	(32,195)	(155,355)
From net realized gain - Retail Class	(104,608)	—
From net realized gain - Institutional Class	(275,949)	—
Total distributions	(423,827)	(213,646)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	2,319,728	18,250,930
Proceeds from shares sold - Institutional Class	1,917,160	9,601,034
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	45,767	35,569
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	272,317	119,677
Cost of shares redeemed - Retail Class*	(6,287,484)	(12,209,693)
Cost of shares redeemed - Institutional Class**	(2,820,569)	(4,171,907)
Net increase (decrease) in net assets from capital share transactions	(4,553,081)	11,625,610

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(3,768,167)	13,701,908
NET ASSETS
Beginning of period	28,205,056	14,503,148
End of period (including accumulated net investment income (loss) of $5,083 and $43,270 respectively)	$24,436,889	$28,205,056

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	139,226	1,121,305
Shares sold - Institutional Class	113,554	604,894
Shares issued to holders in reinvestment of dividends - Retail Class	2,743	2,058
Shares issued to holders in reinvestment of dividends - Institutional Class	16,234	7,073
Shares redeemed - Retail Class	(396,424)	(759,511)
Shares redeemed - Institutional Class	(167,137)	(247,417)
Net increase in shares outstanding	(291,804)	728,402

*Net of redemption fees of (Retail Class):	$547	$1,430
**Net of redemption fees of (Institutional Class):	$646	$—

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	19

Grizzly Short Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
	(Unaudited)
OPERATIONS:
Net investment loss	$(914,866)	$(2,289,390)
Net realized loss on short positions and foreign currency and foreign currency translation	(3,392,838)	(10,545,719)
Net unrealized appreciation (depreciation) on short positions and foreign currency and foreign currency translation	(2,240,111)	2,110,830
Net decrease in net assets from operations	(6,547,815)	(10,724,279)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	56,969,517	62,151,591
Cost of shares redeemed	(46,596,351)	(74,159,907)
Net increase (decrease) in net assets from capital share transactions	10,373,166	(12,008,316)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	3,825,351	(22,732,595)
NET ASSETS
Beginning of period	72,182,207	94,914,802
End of period (including accumulated net investment loss of $(2,541,662) and $(1,626,796), respectively)	$76,007,558	$72,182,207

CHANGES IN SHARES OUTSTANDING:
Shares sold	7,739,607	7,960,339
Shares redeemed	(6,464,905)	(9,220,444)
Net increase in shares outstanding	1,274,702	(1,260,105)

20	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund - Retail - LCORX
Financial Highlights (Consolidated)

	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2015		2014	2013	2012	2011	2010
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$18.85		$18.29	$16.78	$15.50	$15.99	$15.79
Income (loss) from investment operations:
Net investment income	0.00	(2)	0.01 (2)	0.09 (2)	0.11 (2)	0.09 (3)	0.14 (2)
Net realized and unrealized gains (losses) on investments and short positions	1.14		2.02	1.78	1.62	(0.51)	0.11
Total from investment operations	1.14		2.03	1.87	1.73	(0.42)	0.25

Less distributions:
From net investment income	(0.03)		(0.21)	(0.23)	(0.16)	(0.02)	––
From net realized gains	(1.13)		(1.26)	(0.13)	(0.29)	(0.05)	––
From return of capital	––		––	––	––	––	(0.05)
Redemption fees(4)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(1.16)		(1.47)	(0.36)	(0.45)	(0.07)	(0.05)
Net asset value, end of period	$18.83		$18.85	$18.29	$16.78	$15.50	$15.99

Total Return	6.23%		11.49%	11.29%	11.34%	(2.61%)	1.53%

Supplemental data and ratios:
Net assets, end of period	$578,759,868		$569,237,299	$409,043,691	$527,760,001	$660,993,063	$858,708,522
Ratio of expenses to average net assets (5)	1.27	%(6)	1.28%	1.28%	1.22%	1.24%	1.37%
Ratio of net investment income (loss) to average net assets (7)	(0.04	%)(6)	0.04%	0.49%	0.69%	0.54%	0.85%
Portfolio turnover rate (8)	31.32%		80.65%	105.28%	149.17%	83.15%	100.36%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.16% for the six months ended March 31, 2015, 1.15% for the year ended September 30, 2014, 1.16% for the year ended September 30, 2013, 1.14% for the year ended September 30, 2012, 1.14% for the year ended September 30, 2011, and 1.12% for the year ended September 30, 2010.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	21

Leuthold Core Investment Fund - Institutional - LCRIX
Financial Highlights (Consolidated)

	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2015		2014	2013	2012	2011	2010
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$18.85		$18.28	$16.77	$15.50	$15.98	$15.78
Income (loss) from investment operations:
Net investment income	0.01	(2)	0.03 (2)	0.11 (2)	0.12 (2)	0.11 (3)	0.15 (2)
Net realized and unrealized gains (losses) on investments and short positions	1.13		2.03	1.78	1.62	(0.50)	0.11
Total from investment operations	1.14		2.06	1.89	1.74	(0.39)	0.26

Less distributions:
From net investment income	(0.04)		(0.23)	(0.25)	(0.18)	(0.04)	––
From net realized gains	(1.13)		(1.26)	(0.13)	(0.29)	(0.05)	––
From return of capital	––		––	––	––	––	(0.06)
Redemption fees	––		––	––	0.00 (4)	0.00 (4)	0.00 (4)
Total distributions	(1.17)		(1.49)	(0.38)	(0.47)	(0.09)	(0.06)
Net asset value, end of period	$18.82		$18.85	$18.28	$16.77	$15.50	$15.98

Total Return	6.23%		11.66%	11.42%	11.40%	(2.49%)	1.64%

Supplemental data and ratios:
Net assets, end of period	$292,018,812		$276,568,913	$196,501,094	$263,572,111	$347,517,502	$451,654,832
Ratio of expenses to average net assets(5)	1.17	%(6)	1.18%	1.17%	1.11%	1.13%	1.27%
Ratio of net investment income to average net assets(7)	0.06	%(6)	0.14%	0.60%	0.80%	0.66%	0.95%
Portfolio turnover rate (8)	31.32%		80.65%	105.28%	149.17%	83.15%	100.36%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.06% for the six months ended March 31, 2015, 1.06% for the year ended September 30, 2014, 1.06% for the year ended September 30, 2013, 1.03% for the year ended September 30, 2012, 1.03% for the year ended September 30, 2011, and 1.02% for the year ended September 30, 2010.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

22	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Retail - GLBLX
Financial Highlights (Consolidated)

	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2015		2014	2013	2012	2011	2010
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$11.29		$11.65	$10.24	$9.52	$10.18	$9.07
Income (loss) from investment operations:
Net investment income	(0.03	)(2)	0.03 (2)	0.07 (2)	0.05 (3)	0.08 (3)	0.07 (2)
Net realized and unrealized gains (losses) on investments and short positions	0.24		0.83	1.44	0.89	(0.17)	1.06
Total from investment operations	0.21		0.86	1.51	0.94	(0.09)	1.13

Less distributions:
From net investment income	(0.03)		(0.08)	(0.08)	(0.07)	(0.05)	(0.02)
From net realized gains	(1.09)		(1.14)	(0.02)	(0.15)	(0.52)	––
Redemption fees	––		0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)
Total distributions	(1.12)		(1.22)	(0.10)	(0.22)	(0.57)	(0.02)
Net asset value, end of period	$10.38		$11.29	$11.65	$10.24	$9.52	$10.18

Total Return	1.93%		7.68%	14.78%	10.14%	(1.33%)	12.39%

Supplemental data and ratios:
Net assets, end of period	$111,864,282		$130,838,148	$126,418,514	$120,450,807	$152,292,208	$98,906,854
Ratio of expenses to average net assets(5)	1.70	%(6)	1.65%	1.63%	1.57%	1.74%	1.93%
Ratio of net investment income (loss) to average net assets(7)	(0.48	%)(6)	0.25%	0.61%	0.60%	0.83%	0.78%
Portfolio turnover rate (8)	32.03%		71.63%	101.03%	127.41%	123.51%	140.87%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.53% for the six months ended March 31, 2015, 1.53% for the year ended September 30, 2014, 1.51% for the year ended September 30, 2013, 1.51% for the year ended September 30, 2012, 1.55% for the year ended September 30, 2011, and 1.65% for the year ended September 30, 2010.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	23

Leuthold Global Fund - Institutional - GLBIX
Financial Highlights (Consolidated)

	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2015		2014	2013	2012	2011	2010
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$11.34		$11.69	$10.27	$9.54	$10.20	$9.08
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(2)	0.05 (2)	0.09 (2)	0.09 (3)	0.10 (3)	0.09 (2)
Net realized and unrealized gains (losses) on investments and short positions	0.23		0.84	1.45	0.88	(0.17)	1.06
Total from investment operations	0.22		0.89	1.54	0.97	(0.07)	1.15

Less distributions:
From net investment income (loss)	(0.03)		(0.10)	(0.10)	(0.09)	(0.07)	(0.03)
From net realized gains (losses)	(1.09)		(1.14)	(0.02)	(0.15)	(0.52)	––
Redemption fees	0.00	(4)	––	0.00 (4)	––	0.00 (4)	––
Total distributions	(1.12)		(1.24)	(0.12)	(0.24)	(0.59)	(0.03)
Net asset value, end of period	$10.44		$11.34	$11.69	$10.27	$9.54	$10.20

Total Return	2.02%		7.95%	15.08%	10.34%	(1.11%)	12.52%

Supplemental data and ratios:
Net assets, end of period	$229,387,949		$231,615,536	$239,275,879	$266,390,852	$292,447,586	$190,739,466
Ratio of expenses to average net assets(5)	1.50	%(6)	1.44%	1.44%	1.36%	1.57%	1.75%
Ratio of net investment income (loss) to average net assets(7)	(0.27	%)(6)	0.45%	0.80%	0.81%	1.01%	0.97%
Portfolio turnover rate (8)	32.03%		71.63%	101.03%	127.41%	123.51%	140.87%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.33% for the six months ended March 31, 2015, 1.33% for the year ended September 30, 2014, 1.32% for the year ended September 30, 2013, 1.31% for the year ended September 30, 2012, 1.38% for the year ended September 30, 2011, and 1.47% for the year ended September 30, 2010.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

24	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund - LSLTX
Financial Highlights (Consolidated)

	Six Months		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	Ended		September 30,		September 30,	September 30,	September 30,		September 30,
	March 31, 2015		2014		2013	2012	2011		2010
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$20.02		$16.82		$13.26	$10.78	$11.80		$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(2)	(0.07	)(2)	0.03 (3)	0.03 (3)	(0.05	)(2)	0.03 (3)
Net realized and unrealized gains (losses) on investments and short positions	2.89		3.27		3.58	2.47	(0.95)		(1.03)
Total from investment operations	2.88		3.20		3.61	2.50	(1.00)		(1.00)

Less distributions:
From net investment income	––		––		(0.05)	(0.02)	(0.02)		(0.02)
Total distributions	––		––		(0.05)	(0.02)	(0.02)		(0.02)
Net asset value, end of period	$22.90		$20.02		$16.82	$13.26	$10.78		$11.80

Total Return	14.39%		19.02%		27.26%	23.34%	(8.60%)		(7.76%)

Supplemental data and ratios:
Net assets, end of period	$13,933,604		$14,977,451		$9,805,531	$13,458,427	$16,278,535		$39,088,487
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.75	%(4)	1.68%		1.80%	1.71%	1.40%		1.30%
After expense reimbursement or recovery	1.50	%(4)	1.58%		1.60%	1.60%	1.40%		1.30%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(0.34	%)(4)	(0.44%)		0.00%	0.11%	(0.24%)		0.24%
After expense reimbursement or recovery	(0.09	%)(4)	(0.34%)		0.20%	0.22%	(0.24%)		0.24%
Portfolio Turnover	30.64%		66.79%		136.34%	139.61%	109.26%		178.24%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	25

Leuthold Global Industries Fund - Retail - LGINX
Financial Highlights (Consolidated)

							Period from
	Six Months						May 17, 2010(1)
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	through
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2015		2014	2013	2012	2011	2010
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$16.54		$14.89	$11.44	$9.77	$11.01	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(3)	0.08 (3)	0.10 (3)	0.01 (4)	0.06 (4)	0.00	(4)(5)
Net realized and unrealized gains (losses) on investments and short positions	1.10		1.68	3.43	1.68	(1.16)	1.01
Total from investment operations	1.09		1.76	3.53	1.69	(1.10)	1.01

Less distributions:
From net investment income	(0.03)		(0.11)	(0.08)	(0.02)	(0.06)	––
From net realized gains	(0.31)		––	––	––	(0.08)	––
Redemption fees	0.00	(5)	0.00 (5)	0.00 (5)	.––	0.00 (5)	––
Total distributions	(0.34)		(0.11)	(0.08)	(0.02)	(0.14)	––
Net asset value, end of period	$17.29		$16.54	$14.89	$11.44	$9.77	$11.01

Total Return	6.67%		11.78%	30.98%	17.33%	(10.23%)	10.10%

Supplemental data and ratios:
Net assets, end of period	$7,461,796		$11,351,746	$4,797,409	$3,782,099	$5,377,373	$5,850,019
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.16	%(6)	2.06%	2.70%	2.52%	1.96%	4.42	%(6)
After expense reimbursement or recovery	1.50	%(6)	1.72%	1.96%	2.00%	2.04%	1.96	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(0.79	%)(6)	0.18%	0.01%	(0.45%)	0.60%	(2.29	%)(6)
After expense reimbursement or recovery	(0.13	%)(6)	0.52%	0.75%	0.07%	0.52%	0.17	%(6)
Portfolio Turnover	41.03%		107.17%	142.87%	117.30%	179.57%	112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)	Annualized.

26	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund - Institutional - LGIIX
Financial Highlights (Consolidated)

							Period from
	Six Months						May 17, 2010(1)
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	through
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2015		2014	2013	2012	2011	2010
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$16.63		$14.95	$11.48	$9.77	$11.01	$10.00
Income (loss) from investment operations:
Net investment income	0.01	(3)	0.13 (3)	0.13 (3)	0.06 (4)	0.09 (4)	0.01	(4)
Net realized and unrealized gains (losses) on investments and short positions	1.10		1.69	3.45	1.67	(1.15)	1.00
Total from investment operations	1.11		1.82	3.58	1.73	(1.06)	1.01

Less distributions:
From net investment income	(0.04)		(0.14)	(0.11)	(0.02)	(0.10)	––
From net realized gains	(0.31)		––	––	––	(0.08)	––
Redemption fees	0.00	(5)	––	0.00 (5)	––	––	––
Total distributions	(0.35)		(0.14)	(0.11)	(0.02)	(0.18)	––
Net asset value, end of period	$17.39		$16.63	$14.95	$11.48	$9.77	$11.01

Total Return	6.72%		12.16%	31.17%	17.84%	(9.92%)	10.10%

Supplemental data and ratios:
Net assets, end of period	$16,975,093		$16,853,310	$9,705,739	$4,152,513	$14,904,617	$3,870,245
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.91	%(6)	1.81%	2.45%	2.27%	1.71%	4.17	%(6)
After expense reimbursement or recovery	1.25	%(6)	1.47%	1.71%	1.75%	1.79%	1.71	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(0.54	%)(6)	0.43%	0.26%	(0.20%)	0.85%	(2.04	%)(6)
After expense reimbursement or recovery	0.12	%(6)	0.77%	1.00%	0.32%	0.77%	0.42	%(6)
Portfolio Turnover	41.03%		107.17%	142.87%	117.30%	179.57%	112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	27

Grizzly Short Fund - GRZZX
Financial Highlights (Consolidated)

	Six Months		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	Ended		September 30,		September 30,		September 30,		September 30,		September 30,
	March 31, 2015		2014		2013		2012		2011		2010(1)
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$7.37		$8.58		$11.06		$16.14		$16.48		$19.00
Income (loss) from investment operations:
Net investment loss	(0.09	)(3)	(0.26	)(4)	(0.34	)(3)	(0.40	)(3)	(0.43	)(3)	(0.48	)(3)
Net realized and unrealized gains (losses) on investments and short positions	(0.42)		(0.95)		(2.14)		(4.68)		0.09		(2.04)
Total from investment operations	(0.51)		(1.21)		(2.48)		(5.08)		(0.34)		(2.52)

Less distributions:
From net investment income	––		––		––		––		––		––
From net realized gains	––		––		––		––		––		––
From return of capital	––		––		––		––		––		––
Total distributions	––		––		––		––		––		––
Net asset value, end of period	$6.86		$7.37		$8.58		$11.06		$16.14		$16.48

Total Return	(6.92%)		(14.20%)		(22.33%)		(31.47%)		(2.06%)		(13.26%)

Supplemental data and ratios:
Net assets, end of period	$76,007,558		$72,182,207		$94,914,802		$136,286,009		$263,488,083		$196,552,242
Ratio of expenses to average net assets(5)	2.51	%(6)	3.35%		3.43%		3.09%		3.01%		2.72%
Ratio of net investment loss to average net assets(7)	(2.50	%)(6)	(3.35%)		(3.42%)		(3.09%)		(3.01%)		(2.71%)
Portfolio turnover rate(8)	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%

(1)	Per share data adjusted for 1:4 reverse split completed as of May 20, 2011.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.59% for the six months ended March 31, 2015, 1.57% for the year ended September 30, 2014, 1.54% for the year ended September 30, 2013, 1.52% for the year ended September 30, 2012, 1.53% for the year ended September 30, 2011, and 1.49% for the year ended September 30, 2010.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

28	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.82%
Aerospace & Defense - 2.85%
Boeing Co.	27,009	$4,053,511
L-3 Communications Holdings, Inc.	22,718	2,857,697
Lockheed Martin Corp.	25,242	5,123,117
Northrop Grumman Corp.	34,077	5,485,034
Orbital ATK, Inc.	21,456	1,644,173
Raytheon Co.	36,601	3,998,659
Triumph Group, Inc.	28,271	1,688,344
		24,850,535

Air Freight & Logistics - 0.01%
Hyundai Glovis Co., Ltd. (b)	588	119,537

Airlines - 5.74%
Air China, Ltd. (b)	220,000	224,465
Alaska Air Group, Inc.	123,687	8,185,606
American Airlines Group, Inc.	155,744	8,220,168
Delta Air Lines, Inc.	178,967	8,046,356
Grupo Aeromexico SAB de CV (a)(b)	122,059	210,053
Hawaiian Holdings, Inc. (a)	297,101	6,543,650
JetBlue Airways Corp. (a)	367,526	7,074,876
Southwest Airlines Co.	252,170	11,171,131
Turk Hava Yollari (a)(b)	85,000	280,401
		49,956,706

Auto Components - 0.18%
Halla Holdings Corp. (b)	573	36,519
Halla Visteon Climate Control Corp. (b)	6,240	215,489
Hankook Tire Co., Ltd. (b)	3,621	147,745
Hota Industrial Manufacturing Co., Ltd. (b)	92,000	182,282
Hyundai Mobis Co., Ltd. (b)	1,237	274,002
Kenda Rubber Industrial Co., Ltd. (b)	85,600	167,472
Mando Corp. (b)	626	90,093

Auto Components - 0.18% (continued)
Minth Group, Ltd. (b)	80,000	157,747
Pyeong Hwa Automotive Co., Ltd. (b)	7,139	105,995
Sungwoo Hitech Co., Ltd. (b)	21,109	213,737
		1,591,081

Automobiles - 0.16%
Great Wall Motor Co., Ltd. (b)	32,500	229,113
Hyundai Motor Co. (b)	1,017	154,016
Tata Motors, Ltd. - ADR	18,106	815,856
Tofas Turk Otomobil Fabrikasi AS (b)	28,400	171,783
		1,370,768

Banks - 0.44%
Banco Santander Chile - ADR	7,300	158,264
Bank Negara Indonesia Persero Tbk PT (b)	377,000	208,135
Bank of China, Ltd. (b)	1,328,000	767,685
Bank Pan Indonesia Tbk PT (a)(b)	2,825,000	307,235
BDO Unibank, Inc. (b)	70,200	194,538
China CITIC Bank Corp., Ltd. (b)	304,000	229,185
China Everbright Bank Co., Ltd. (b)	387,000	213,181
China Merchants Bank Co., Ltd. (b)	70,000	170,915
Chong Hing Bank, Ltd. (b)	77,000	182,487
Corpbanca SA (b)	16,500,000	174,485
CTBC Financial Holding Co., Ltd. (b)	250,953	166,574
ICICI Bank, Ltd. - ADR	13,000	134,680
Industrial Bank of Korea (b)	11,600	139,242
Kasikornbank PCL - NVDR	24,300	170,864
King’s Town Bank Co., Ltd. (b)	157,000	150,150
Taiwan Business Bank (a)(b)	566,000	171,671

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	29

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.82% (continued)
Banks - 0.44%(continued)
Turkiye Sinai Kalkinma Bankasi AS (b)	200,000	$152,769
Yapi ve Kredi Bankasi SA (b)	106,000	162,475
		3,854,535

Biotechnology - 2.51%
Alexion Pharmaceuticals, Inc. (a)	17,922	3,105,883
Amgen, Inc.	21,708	3,470,024
Biogen, Inc. (a)	10,349	4,369,762
Celgene Corp. (a)	32,310	3,724,697
China Biologic Products, Inc. (a)(b)	2,442	233,235
Gilead Sciences, Inc. (a)	29,281	2,873,344
United Therapeutics Corp. (a)	23,728	4,091,538
		21,868,483

Building Products - 0.02%
China Lesso Group Holdings, Ltd. (b)	327,446	193,645

Chemicals - 0.08%
Aeci, Ltd. (b)	5,503	54,445
Century Sunshine Group Holdings, Ltd. (b)	1,465,000	122,902
China BlueChemical, Ltd. (b)	212,000	80,906
China Lumena New Materials Corp. (a)(b)(e)(f)	838,000	6,486
Kukdo Chemical Co., Ltd. (b)	1,780	81,202
Soda Sanayii AS (b)	157,394	348,418
		694,359

Consumer Finance - 2.60%
Capital One Financial Corp.	88,348	6,963,589
Discover Financial Services	120,405	6,784,822
Navient Corp.	225,665	4,587,769
PRA Group, Inc. (a)	39,630	2,152,702
Santander Consumer USA Holdings, Inc.	92,620	2,143,227
		22,632,109

Containers & Packaging - 0.03%
CPMC Holdings, Ltd. (b)	141,000	74,177
Kian JOO CAN Factory Bhd (b)	180,700	150,279
		224,456

Distributors - 0.02%
Xinhua Winshare Publishing and Media Co., Ltd. (b)	190,000	185,131

Diversified Consumer Services - 0.01%
Kroton Educacional SA (b)	24,000	77,680

Diversified Financial Services - 0.05%
Fubon Financial Holding Co., Ltd. (b)	170,000	304,732
Metro Pacific Investments Corp. (b)	1,469,400	158,512
		463,244

Diversified Telecommunication Services - 0.05%
China Communications Services Corp., Ltd. (b)	358,000	158,800
China Telecom Corp., Ltd. - ADR	2,782	178,994
Telekomunikasi Indonesia Persero Tbk PT - ADR	2,745	119,517
		457,311

Electric Utilities - 0.05%
PGE Polska Grupa Energetyczna SA (b)	38,625	212,209
Reliance Infrastructure, Ltd. - GDR	3,300	71,280
Tauron Polska Energia SA (b)	158,729	184,495
		467,984

Electrical Equipment - 0.01%
Boer Power Holdings, Ltd. (b)	81,000	120,933

30	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.82% (continued)

Electronic Equipment, Instruments & Components - 4.45%
Arrow Electronics, Inc. (a)	80,018	$4,893,101
Avnet, Inc.	93,396	4,156,122
Benchmark Electronics, Inc. (a)	83,804	2,013,810
Chin-Poon Industrial Co., Ltd. (b)	151,000	304,530
Flextronics International, Ltd. (a)	332,945	4,220,078
Ingram Micro, Inc. - Class A (a)	122,930	3,088,002
Insight Enterprises, Inc. (a)	92,639	2,642,064
Jabil Circuit, Inc.	160,793	3,759,340
Jahwa Electronics Co., Ltd. (b)	7,960	114,154
LG Innotek Co., Ltd. (b)	2,161	225,820
Sanmina Corp. (a)	112,328	2,717,214
SYNNEX Corp.	47,960	3,704,910
Taiwan Union Technology Corp. (b)	145,000	145,458
TE Connectivity, Ltd. (b)	88,853	6,363,652
VST Holdings, Ltd. (b)	478,000	171,479
Wasion Group Holdings, Ltd. (b)	158,000	191,028
		38,710,762

Energy Equipment & Services - 0.04%
China Oilfield Services, Ltd. (b)	142,000	236,449
Dayang Enterprise Holdings Bhd (b)	138,000	86,730
		323,179

Food & Staples Retailing - 4.50%
Andersons, Inc.	42,073	1,740,560
Costco Wholesale Corp.	76,356	11,567,552
CVS Health Corp.	149,939	15,475,204
Wal-Mart Stores, Inc.	125,989	10,362,596
		39,145,912

Food Products - 0.07%
Kernel Holding SA (a)(b)	20,200	196,042
Lotte Food Co., Ltd. (b)	397	252,274
Thai Union Frozen Products PCL - NVDR	256,800	158,551
		606,867

Health Care Equipment & Supplies - 0.03%
Kossan Rubber Industries (b)	144,100	220,615

Health Care Providers & Services - 9.04%
Aetna, Inc.	76,935	8,195,886
Anthem, Inc.	66,708	10,300,382
Catamaran Corp. (a)	72,995	4,346,122
Centene Corp. (a)	41,530	2,935,756
Cigna Corp.	35,844	4,639,647
Ensign Group, Inc.	32,058	1,502,238
Hanger, Inc. (a)	55,533	1,260,044
HCA Holdings, Inc. (a)	105,260	7,918,710
Health Net, Inc. (a)	43,113	2,607,905
Humana, Inc.	34,582	6,156,288
Kindred Healthcare, Inc.	54,776	1,303,121
LifePoint Hospitals, Inc. (a)	47,203	3,467,060
Magellan Health, Inc. (a)	42,154	2,985,346
Mediclinic International, Ltd. (b)	36,599	367,445
Qualicorp SA (a)(b)	18,500	133,205
Select Medical Holdings Corp.	83,299	1,235,324
Shanghai Pharmaceuticals Holding Co., Ltd. (b)	173,200	460,986
UnitedHealth Group, Inc.	78,756	9,316,047
Universal Health Services, Inc. - Class B	40,892	4,813,397
VCA, Inc. (a)	87,590	4,801,684
		78,746,593

Hotels, Restaurants & Leisure - 0.01%
REXLot Holdings, Ltd. (b)	1,406,000	105,018

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	31

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.82% (continued)

Household Durables - 0.13%
Ez Tec Empreendimentos e Participacoes SA (b)	11,400	$72,117
Haier Electronics Group Co., Ltd. (b)	112,000	293,171
Lentex SA (b)	58,688	140,727
Man Wah Holdings, Ltd. (b)	230,400	221,406
Steinhoff International Holdings, Ltd. (b)	66,595	416,804
		1,144,225

Independent Power Producers &
Energy Traders - 0.02%
Huaneng Power International, Inc. - ADR	3,600	173,088
Insurance - 2.91%
Allied World Assurance Co. Holdings AG (b)	55,785	2,253,714
Allstate Corp.	70,173	4,994,212
Anadolu Anonim Turk Sigorta Sirketi (b)	265,000	133,473
Aspen Insurance Holdings, Ltd. (b)	50,232	2,372,457
Assured Guaranty, Ltd. (b)	112,833	2,977,663
Axis Capital Holdings, Ltd. (b)	45,436	2,343,589
Cathay Financial Holding Co., Ltd. (b)	132,000	210,317
Endurance Specialty Holdings, Ltd. (b)	28,582	1,747,503
New China Life Insurance Co., Ltd. (b)	42,600	237,185
PartnerRe, Ltd. (b)	16,335	1,867,581
PICC Property & Casualty Co., Ltd. (b)	508,000	1,002,967
Porto Seguro SA (b)	12,500	139,117
Santam, Ltd. (b)	8,596	160,156
Travelers Companies, Inc.	45,436	4,912,995
		25,352,929

Internet Software & Services - 0.07%
Tencent Holdings, Ltd. (b)	31,000	588,687

IT Services - 5.12%
Accenture PLC - Class A (b)	32,815	3,074,437
Amdocs, Ltd.	44,174	2,403,066
Cognizant Technology Solutions
Corp. - Class A (a)	44,174	2,756,016
Computer Sciences Corp.	57,300	3,740,544
Convergys Corp.	80,018	1,830,012
DST Systems, Inc.	31,553	3,493,233
Fiserv, Inc. (a)	53,009	4,208,915
Global Payments, Inc.	29,533	2,707,585
International Business Machines Corp.	21,456	3,443,688
Korea Info & Comm (a)(b)	29,000	238,259
MasterCard, Inc. - Class A	58,562	5,059,171
Nice Information & Telecommunication, Inc. (b)	7,000	168,629
Science Applications International Corp.	39,630	2,035,001
Teradata Corp. (a)	43,164	1,905,259
TravelSky Technology, Ltd. (b)	208,000	239,437
Visa, Inc. - Class A	82,796	5,415,686
Western Union Co.	90,115	1,875,293
		44,594,231

Machinery - 0.04%
Hy-Lok Corp. (b)	6,750	173,093
United Tractors Tbk PT (b)	112,100	186,552
		359,645

Media - 0.82%
DIRECTV (a)	41,498	3,531,480
SMI Holdings Group, Ltd. (b)	2,500,000	103,190
Twenty-First Century Fox, Inc. - Class A	103,121	3,489,615
		7,124,285

32	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.82% (continued)

Metals & Mining - 0.05%
Eregli Demir ve Celik Fabrikalari TAS (b)	152,000	$236,234
Hindalco Industries, Ltd. - GDR	46,000	95,124
Sesa Sterlite, Ltd. - ADR	6,600	81,840
		413,198

Multiline Retail - 4.14%
Dillard’s, Inc. - Class A	60,600	8,272,506
JC Penney Co., Inc. (a)	303,600	2,553,276
Kohl’s Corp.	128,373	10,045,188
Macy’s, Inc.	128,542	8,343,661
Nordstrom, Inc.	85,260	6,848,083
		36,062,714

Oil, Gas & Consumable Fuels - 0.65%
China Petroleum & Chemical Corp. - ADR	6,799	541,812
CNOOC, Ltd. - ADR	1,398	198,264
Elnusa Tbk PT (b)	3,000,000	121,295
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	134,185	194,459
PTT PCL - NVDR	18,800	186,493
Valero Energy Corp.	69,416	4,416,246
		5,658,569

Paper & Forest Products - 0.04%
Fibria Celulose SA - ADR (a)	25,433	359,368

Personal Products - 0.07%
AMOREPACIFIC Group (b)	475	641,827

Pharmaceuticals - 0.08%
Aspen Pharmacare Holdings, Ltd. (b)	5,252	165,945
Dr. Reddy’s Laboratories, Ltd. - ADR	9,378	535,484
		701,429

Real Estate Management & Development - 0.27%
Bumi Serpong Damai PT (b)	1,959,300	319,423
China South City Holdings, Ltd. (b)	564,000	184,698
China Vanke Co., Ltd. (a)(b)	94,100	223,013
CIFI Holdings Group Co., Ltd. (b)	1,216,000	274,803
Franshion Properties China, Ltd. (b)	466,000	141,320
KWG Property Holding, Ltd. (b)	270,500	191,908
New World Development Co., Ltd. (b)	164,000	190,132
Shimao Property Holdings, Ltd. (b)	84,500	177,306
Sunway Bhd (b)	205,900	202,766
Vista Land & Lifestyles, Inc. (b)	1,600,000	307,482
Wing Tai Holdings, Ltd. (b)	120,000	167,874
		2,380,725

Road & Rail - 0.04%
JSL SA (b)	51,476	177,417
PKP Cargo SA (b)	6,000	139,636
		317,053

Semiconductors & Semiconductor
Equipment - 3.83%
Advanced Semiconductor Engineering, Inc. - ADR	163,699	1,178,633
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	38,368	946,155
Cirrus Logic, Inc. (a)	106,017	3,526,125
First Solar, Inc. (a)	32,815	1,962,009
Integrated Device Technology, Inc. (a)	151,958	3,042,199
Integrated Silicon Solution, Inc.	31,553	564,483
Intel Corp.	73,707	2,304,818

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	33

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.82% (continued)

Semiconductors & Semiconductor
Equipment - 3.83% (continued)
Lattice Semiconductor Corp. (a)	128,735	$816,180
Marvell Technology Group, Ltd. (b)	158,269	2,326,554
Micron Technology, Inc. (a)	98,445	2,670,813
NVIDIA Corp.	122,930	2,572,310
ON Semiconductor Corp. (a)	200,423	2,427,123
Samsung Electronics Co., Ltd. (b)	853	1,106,131
Silicon Motion Technology Corp. - ADR	49,222	1,323,087
Siliconware Precision Industries Co., Ltd. - ADR	128,735	1,053,052
Sino-American Silicon Products, Inc. (b)	64,000	96,617
SK Hynix, Inc. (b)	5,100	208,318
Taiwan Semiconductor Co., Ltd. (b)	151,000	162,158
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	117,603	2,761,319
Vanguard International Semiconductor Corp. (b)	123,000	208,789
Xilinx, Inc.	48,465	2,050,070
		33,306,943

Software - 0.62%
Microsoft Corp.	62,009	2,520,976
Oracle Corp.	66,304	2,861,018
		5,381,994

Specialty Retail - 6.97%
Advance Auto Parts, Inc.	37,106	5,554,397
Asbury Automotive Group, Inc. (a)	88,853	7,383,684
AutoNation, Inc. (a)	63,610	4,092,031
AutoZone, Inc. (a)	8,078	5,510,489

Specialty Retail - 6.97% (continued)
Bed, Bath & Beyond, Inc. (a)	38,239	2,935,799
Best Buy Co., Inc.	69,025	2,608,455
CarMax, Inc. (a)	76,231	5,260,702
China ZhengTong Auto Services Holdings, Ltd. (b)	530,000	251,302
Foot Locker, Inc.	54,642	3,442,446
GameStop Corp. - Class A	53,769	2,041,071
Group 1 Automotive, Inc.	35,339	3,050,816
Lithia Motors, Inc. - Class A	78,756	7,829,134
O’Reilly Automotive, Inc. (a)	29,029	6,277,231
Penske Automotive Group, Inc.	82,037	4,224,085
Super Group, Ltd. (a)(b)	88,000	251,889
		60,713,531

Technology Hardware, Storage & Peripherals - 2.71%
Apple, Inc.	57,300	7,129,839
Aten International Co., Ltd. (b)	104,000	301,155
Bematech SA (b)	23,300	70,961
Catcher Technology Co., Ltd. (b)	25,000	261,456
Foxconn Technology Co., Ltd. (b)	79,000	211,817
Hewlett-Packard Co.	135,046	4,208,033
Lenovo Group, Ltd. (b)	832,000	1,212,398
Pegatron Corp. (b)	290,000	782,433
Seagate Technology PLC (b)	80,775	4,202,723
TCL Communication Technology Holdings Ltd. (b)	165,000	166,105
Western Digital Corp.	55,533	5,054,058
		23,600,978

Textiles, Apparel & Luxury Goods - 0.07%
Hosa International, Ltd. (b)	652,000	279,981
Shenzhou International Group Holdings, Ltd. (b)	73,000	329,477
		609,458

34	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.82% (continued)

Transportation Infrastructure - 0.08%
Arteris SA (b)	21,442	$50,388
Shenzhen International Holdings, Ltd. (b)	124,000	186,993
Tav Havalimanlari Holding AS (b)	19,000	158,743
Tianjin Port Development Holdings, Ltd. (b)	450,000	96,890
Wilson Sons, Ltd. - BDR	24,800	219,128
		712,142
Wireless Telecommunication Services - 0.14%
China Mobile, Ltd. - ADR	6,930	450,658
MTN Group, Ltd. (b)	9,880	166,548
SK Telecom Co., Ltd. - ADR	8,361	227,503
Tim Participacoes SA - ADR	12,073	200,170
Turkcell Iletisim Hizmetleri AS - ADR (a)	10,258	133,662
		1,178,541

TOTAL COMMON STOCKS (Cost $380,328,566)		$538,363,003

PREFERRED STOCKS - 0.26%

Banks - 0.01%
Itau Unibanco Holding SA - ADR	9,796	$108,344

Chemicals - 0.01%
Braskem SA - ADR	12,267	85,133

Food & Staples Retailing - 0.24%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	68,934	2,055,612

TOTAL PREFERRED STOCKS (Cost $2,825,391)		$2,249,089

INVESTMENT COMPANIES - 12.21%

Exchange Traded Funds - 12.21%
iShares CMBS ETF	20,199	1,053,580
iShares Floating Rate Bond ETF	70,678	3,579,134
iShares Global ex USD High Yield Corporate Bond ETF	31,643	1,475,671
iShares iBoxx $ High Yield Corporate Bond ETF	56,452	5,115,116
iShares JP Morgan USD Emerging Markets Bond ETF	33,164	3,718,348
iShares MBS ETF	206,996	22,839,939
iShares MSCI India Small-Cap ETF	15,020	539,068
PowerShares Build America Bond Portfolio	225,551	6,849,984
PowerShares International Corporate Bond Portfolio	33,368	882,583
SPDR Barclays International Corporate Bond ETF	27,664	860,627
SPDR Barclays International Treasury Bond ETF	623,088	33,098,434
SPDR Barclays Short-Term International Treasury Bond ETF	52,283	1,586,266
Vanguard Mortgage-Backed Securities ETF	79,679	4,258,046
Vanguard Total International Bond ETF	377,941	20,442,829

TOTAL INVESTMENT COMPANIES (Cost $108,388,790)		$106,299,625

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	35

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Principal
	Amount	Fair Value

CORPORATE BONDS - 1.55%

Biotechnology - 0.18%
Amgen, Inc.
4.100%, 06/15/2021	$1,417,000	$1,534,506

Capital Markets - 0.56%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	4,326,000	4,863,466

Health Care Providers & Services - 0.31%
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,469,000	2,697,442

Industrial Conglomerates - 0.50%
General Electric Co.
5.250%, 12/06/2017	4,012,000	4,428,783

TOTAL CORPORATE BONDS (Cost $12,748,114)		$13,524,197

UNITED STATES TREASURY OBLIGATIONS - 2.40%

United States Treasury Notes - 2.40%
2.500%, 04/30/2015	$6,540,000	$6,552,262
1.375%, 11/30/2015	14,230,000	14,340,055

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $20,897,125)		$20,892,317

FOREIGN GOVERNMENT BONDS - 2.73%
Bank Nederlands Gemeenten NV 1.850%, 11/07/2016 (b)
JPY	410,000,000	3,517,351
Development Bank of Japan 1.750%, 03/17/2017 (b)
JPY	410,000,000	3,527,955
Government of United Kingdom 3.750%, 09/07/2020 (b)
GBP	2,950,000	4,975,087
Kingdom of Spain 4.000%, 04/30/2020 (b)
EUR	4,110,000	5,171,020
Province of Manitoba Canada 1.750%, 05/30/2019 (b)
USD	3,800,000	3,843,996
Republic of Italy 4.500%, 03/01/2019 (b)
EUR	2,190,000	2,729,807

TOTAL FOREIGN GOVERNMENT BONDS (Cost $25,846,018)		$23,765,216

36	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 15.20%

Money Market Funds - 15.20%
Fidelity Institutional Money Market
Funds - Government Portfolio, 0.01% (c)	132,368,693	$132,368,693

TOTAL SHORT-TERM INVESTMENTS (Cost $132,368,693)		$132,368,693

Total Investments (Cost $683,402,697) - 96.17%		$837,462,140

Other Assets in Excess of Liabilities - 3.83% (d)		33,316,540

TOTAL NET ASSETS - 100.00%		$870,778,680

Percentages are stated as a percent of net assets.
ADR     American Depositary Receipt
BDR      Brazillian Depositary Receipt
EUR      Euro
GBP      British Pound
GDR     Global Depositary Receipt
JPY       Japanese Yen
NVDR  Non-Voting Depositary Receipt
USD     U.S. Dollar
(a)   Non-income producing security.
(b)  Foreign issued security.
(c)  The rate quoted is the annualized seven-day yield as of March 31, 2015.
(d)  All or a portion of the  assets have been committed as collateral for open securities sold short.
(e)   Illiquid security. The fair value of these securities total $6,486 which represents 0.00% of total net assets.
(f)   The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor’s FinancialServices LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	37

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 4.07%

Aerospace & Defense - 0.13%
B/E Aerospace, Inc.	9,413	$598,855
DigitalGlobe, Inc.	15,915	542,224
		1,141,079

Automobiles - 0.06%
Tesla Motors, Inc.	2,785	525,725

Banks - 0.12%
MB Financial, Inc.	6,319	197,848
SVB Financial Group	5,199	660,481
UMB Financial Corp.	3,699	195,640
		1,053,969

Building Products - 0.12%
Masonite International Corp.	7,376	496,110
USG Corp.	21,135	564,304
		1,060,414

Capital Markets - 0.11%
Deutsche Bank AG (b)	16,908	587,215
LPL Financial Holdings, Inc.	9,532	418,073
		1,005,288

Chemicals - 0.22%
Ashland, Inc.	5,390	686,201
Chemtura Corp.	7,862	214,554
HB Fuller Co.	9,215	395,047
Olin Corp.	8,222	263,433
Tronox, Ltd. - Class A	19,269	391,739
		1,950,974

Commercial Services & Supplies - 0.09%
Clean Harbors, Inc.	10,475	594,770
Mobile Mini, Inc.	4,581	195,334
		790,104

Construction & Engineering - 0.12%
AECOM	18,653	574,886
KBR, Inc.	34,430	498,546
		1,073,432

Construction Materials - 0.07%
Martin Marietta Materials, Inc.	4,460	623,508

Energy Equipment & Services - 0.14%
Exterran Holdings, Inc.	18,398	617,621
Weatherford International PLC (b)	46,016	565,997
		1,183,618

Food Products - 0.12%
Darling Ingredients, Inc.	32,950	461,629
Post Holdings, Inc.	11,846	554,867
		1,016,496

Health Care Equipment & Supplies - 0.11%
Endologix, Inc.	12,322	210,337
Insulet Corp.	10,758	358,779
Spectranetics Corp.	5,650	196,394
Wright Medical Group, Inc.	6,256	161,405
		926,915

Health Care Providers & Services - 0.08%
Brookdale Senior Living, Inc.	17,416	657,628

Health Care Technology - 0.19%
Athenahealth, Inc.	4,269	509,676
HMS Holdings Corp.	11,371	175,682
MedAssets, Inc.	30,572	575,365
Veeva Systems, Inc. - Class A	13,970	356,654
		1,617,377

38	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a) (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 4.07% (continued)
Hotels, Restaurants & Leisure - 0.13%
Caesars Entertainment Corp.	17,648	$185,833
Churchill Downs, Inc.	1,761	202,462
Restaurant Brands International, Inc. (b)	14,758	566,855
Scientific Games Corp. - Class A	16,104	168,609
		1,123,759

Independent Power Producers & Energy Traders - 0.07%
Abengoa Yield PLC (b)	11,520	389,145
Pattern Energy Group, Inc.	6,637	187,960
		577,105

Industrial Conglomerates - 0.07%
Koninklijke Philips NV - NYRS	20,861	591,201

Internet & Catalog Retail - 0.07%
Amazon.com, Inc.	1,733	644,849

Internet Software & Services - 0.28%
Benefitfocus, Inc.	15,138	556,927
Cornerstone OnDemand, Inc.	14,034	405,442
Dealertrack Technologies, Inc.	9,490	365,555
Demandware, Inc.	2,452	149,327
HomeAway, Inc.	17,099	515,877
Shutterstock, Inc.	2,769	190,147
WebMD Health Corp.	5,199	227,898
		2,411,173

Life Sciences Tools & Services - 0.03%
Fluidigm Corp.	5,390	226,919

Machinery - 0.15%
EnPro Industries, Inc.	3,318	218,822
Harsco Corp.	9,891	170,719
Navistar International Corp.	14,837	437,691
Proto Labs, Inc.	7,419	519,330
		1,346,562

Media - 0.32%
CBS Corp. - Class B	9,665	585,989
DreamWorks Animation SKG,
Inc. - Class A	26,905	651,101
IMAX Corp. (b)	13,336	449,556
Liberty Media Corp. - Class A	14,203	547,526
Media General, Inc.	21,431	353,397
New York Times Co. - Class A	16,676	229,462
		2,817,031

Metals & Mining - 0.06%
Allegheny Technologies, Inc.	18,641	559,416

Oil, Gas & Consumable Fuels - 0.42%
Antero Resources Corp.	10,779	380,714
Cobalt International Energy, Inc.	59,292	557,938
EQT Corp.	7,159	593,266
Memorial Resource Development Corp.	30,900	548,166
ONEOK, Inc.	13,104	632,137
Teekay Corp. (b)	14,647	682,111
WPX Energy, Inc.	22,404	244,876
		3,639,208

Paper & Forest Products - 0.07%
Louisiana-Pacific Corp.	35,692	589,275

Personal Products - 0.06%
Coty, Inc. - Class A	23,457	569,301

Professional Services - 0.06%
Paylocity Holdings Corp.	6,539	187,277
WageWorks, Inc.	6,341	338,166
		525,443

Real Estate Investment Trusts (REITs) - 0.02%
Starwood Waypoint Residential Trust	7,651	197,778

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	39

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a) (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 4.07% (continued)
Semiconductors & Semiconductor Equipment - 0.14%
Cree, Inc.	15,999	$567,805
SunEdison, Inc.	25,712	617,088
		1,184,893

Software - 0.33%
CommVault Systems, Inc.	8,201	358,384
FireEye, Inc.	7,059	277,066
Rovi Corp.	8,940	162,797
Salesforce.com, Inc.	8,250	551,183
Solera Holdings, Inc.	11,688	603,802
Splunk, Inc.	3,424	202,701
Workday, Inc. - Class A	6,552	553,054
Zendesk, Inc.	7,651	173,601
		2,882,588

Technology Hardware, Storage & Peripherals - 0.02%
Nimble Storage, Inc.	7,545	168,329

Wireless Telecommunication Services - 0.09%
Sprint Corp.	79,131	375,081
Telephone & Data Systems, Inc.	15,112	376,289
		751,370

TOTAL COMMON STOCKS (Proceeds $36,501,309)		$35,432,727

INVESTMENT COMPANIES - 3.04%
Exchange Traded Funds - 3.04%
SPDR S&P 500 ETF Trust	128,287	26,482,285
TOTAL INVESTMENT COMPANIES (Proceeds $26,446,968)		$26,482,285

TOTAL SECURITIES SOLD SHORT (Proceeds $62,948,277) - 7.11%		$61,915,012

Percentages are stated as a percent of net assets.
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

40	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Consolidated Schedule of Investments March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.96%

Airlines - 4.37%
Alaska Air Group, Inc.	35,906	$2,376,259
American Airlines Group, Inc.	55,737	2,941,799
Copa Holdings SA - Class A (b)	6,722	678,720
Delta Air Lines, Inc.	95,334	4,286,217
JetBlue Airways Corp. (a)	240,818	4,635,746
		14,918,741
Auto Components - 4.29%
Brembo SpA (b)	16,056	656,103
Calsonic Kansei Corp. (b)	205,000	1,356,660
Continental AG (b)	5,653	1,331,256
GKN PLC (b)	190,957	1,012,903
Goodyear Tire & Rubber Co.	54,244	1,468,928
Lear Corp.	19,320	2,141,042
Leoni AG (b)	7,986	504,456
Magna International, Inc. (b)	45,166	2,423,608
Pirelli & C. SpA (b)	39,625	655,899
Plastic Omnium SA (b)	36,920	973,001
Showa Corp. (b)	75,300	760,077
Visteon Corp. (a)	13,946	1,344,394
		14,628,327

Automobiles - 2.20%
Daihatsu Motor Co., Ltd. (b)	19,000	290,616
Ford Motor Co.	91,113	1,470,564
Geely Automobile Holdings, Ltd. (b)	835,000	428,938
Hyundai Motor Co. (b)	4,611	698,297
Kia Motors Corp. (b)	18,320	744,487
Nissan Motor Co., Ltd. (b)	93,900	955,015
Tata Motors, Ltd. - ADR	27,315	1,230,814
Thor Industries, Inc.	10,645	672,871
Volkswagen AG (b)	3,970	1,020,771
		7,512,373

Banks - 2.95%
AMMB Holdings Bhd (b)	546,700	937,754
Banco do Brasil SA (b)	93,000	670,499
Bank Negara Indonesia Persero Tbk PT (b)	2,746,400	1,516,240
China CITIC Bank Corp., Ltd. (b)	1,794,000	1,352,490
Krung Thai Bank PCL - NVDR	2,110,500	1,478,516
Powszechna Kasa Oszczednosci Bank Polski SA (b)	108,509	971,202
State Bank of India - GDR	25,642	1,084,653
Thanachart Capital PCL - NVDR	569,000	607,571
Turkiye Is Bankasi (b)	645,724	1,453,242
		10,072,167

Electronic Equipment, Instruments & Components - 5.36%
Arrow Electronics, Inc. (a)	24,638	1,506,614
Avnet, Inc.	28,980	1,289,610
Benchmark Electronics, Inc. (a)	42,219	1,014,523
Celestica, Inc. (a)(b)	103,600	1,150,996
Daeduck GDS Co., Ltd. (b)	33,750	413,617
Delta Electronics Thailand PCL - NVDR	397,400	918,736
FUJIFILM Holdings Corp. (b)	76,200	2,710,934
Hexagon AB - Class B (b)	42,368	1,504,280
Hon Hai Precision Industry Co., Ltd. (b)	667,560	1,954,042
Oki Electric Industry Co., Ltd. (b)	428,000	885,975
Plexus Corp. (a)	24,415	995,400
Sanmina Corp. (a)	59,307	1,434,636
SYNNEX Corp.	19,078	1,473,775
Tech Data Corp. (a)	18,102	1,045,752
		18,298,890

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	41

Leuthold Global Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.96% (continued)
Gas Utilities - 0.69%
Atmos Energy Corp.	21,226	$1,173,798
Tokyo Gas Co., Ltd. (b)	186,000	1,169,332
		2,343,130

Health Care Providers & Services - 8.00%
Aetna, Inc.	22,732	2,421,640
Anthem, Inc.	17,470	2,697,543
Bangkok Dusit Medical Services PCL - NVDR	922,300	557,653
Bumrungrad Hospital PCL - NVDR	126,400	590,026
Centene Corp. (a)	35,832	2,532,964
Cigna Corp.	10,943	1,416,462
HCA Holdings, Inc. (a)	30,681	2,308,132
Health Net, Inc. (a)	35,004	2,117,392
Humana, Inc.	15,461	2,752,367
Life Healthcare Group Holdings, Ltd. (b)	262,509	914,290
LifePoint Hospitals, Inc. (a)	14,876	1,092,642
Magellan Health, Inc. (a)	17,563	1,243,812
Mediclinic International, Ltd. (b)	118,782	1,192,540
Rhoen Klinikum AG (b)	34,149	847,825
Select Medical Holdings Corp.	62,645	929,025
UnitedHealth Group, Inc.	21,291	2,518,512
Universal Health Services, Inc. - Class B	9,790	1,152,381
		27,285,206

Household Durables - 6.30%
Alpine Electronics, Inc. (b)	39,000	648,603
Barratt Developments PLC (b)	185,481	1,450,223
Bellway PLC (b)	32,057	939,634
Berkeley Group Holdings PLC (b) 35,292	1,379,057
Fujitsu General, Ltd. (b)	90,000	1,178,887
Helen of Troy, Ltd. (a)(b)	21,096	1,719,113

Household Durables - 6.30% (continued)
La-Z Boy, Inc.	39,256	1,103,486
LG Electronics, Inc. (b)	40,766	2,160,747
Meritage Homes Corp. (a)	30,216	1,469,706
Mohawk Industries, Inc. (a)	12,027	2,234,015
Pioneer Corp. (b)	224,100	408,269
Ryland Group, Inc.	28,124	1,370,764
Sekisui House, Ltd. (b)	79,000	1,147,083
Standard-Pacific Corp. (a)	152,503	1,372,527
Whirlpool Corp.	14,401	2,909,866
		21,491,980

Independent Power Producers & Energy Traders - 0.66%
Huadian Power International Corp., Ltd. (b)	1,264,000	1,054,424
Huaneng Power International, Inc. (b)	558,000	662,726
Meridian Energy, Ltd. (b)	350,712	530,187
		2,247,337

Insurance - 9.89%
Allstate Corp.	20,891	1,486,813
American International Group, Inc.	39,932	2,187,874
Amlin PLC (b)	109,392	819,209
Argo Group International Holdings, Ltd. (b)	14,075	705,861
Aspen Insurance Holdings, Ltd. (b)	23,234	1,097,342
Assured Guaranty, Ltd. (b)	32,550	858,995
Axis Capital Holdings, Ltd. (b)	19,905	1,026,700
Everest Re Group, Ltd. (b)	12,384	2,154,816
Insurance Australia Group, Ltd. (b)	192,881	892,844
Liberty Holdings, Ltd. (b)	57,411	794,496
Lincoln National Corp.	27,176	1,561,533
Manulife Financial Corp. (b)	110,712	1,883,211

42	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.96% (continued)
Insurance - 9.89% (continued)
MetLife, Inc.	38,686	$1,955,577
Muenchener Rueckversicherungs AG (b)	9,167	1,969,817
PartnerRe, Ltd. (b)	17,228	1,969,677
Phoenix Group Holdings (b)	57,625	693,274
SCOR SE (b)	51,907	1,750,697
Standard Life PLC (b)	201,917	1,418,801
Swiss Life Holding AG (b)	4,221	1,042,785
Swiss Re AG (b)	20,770	2,003,432
Symetra Financial Corp.	32,131	753,793
Talanx AG (b)	24,433	765,224
Travelers Companies, Inc.	13,788	1,490,897
Unum Group	40,806	1,376,386
Xl Group PLC (b)	29,816	1,097,229
		33,757,283

Paper & Forest Products - 0.01%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	48,061

Real Estate Management & Development - 2.68%
AP Thailand PCL - NVDR	1,972,750	436,486
Brookfield Property Partners LP	34,679	840,966
Daiwa House Industry Co. Ltd. (b)	57,600	1,135,311
Deutsche Euroshop AG (b)	9,362	464,950
Jones Lang Lasalle, Inc.	8,191	1,395,746
Keppel Land, Ltd. (b)	232,000	751,293
Kerry Properties, Ltd. (b)	181,500	630,033
Megaworld Corp. (b)	4,147,000	502,995
Pruksa Real Estate PCL - NVDR	505,800	449,949
Realogy Holdings Corp. (a)	16,149	734,457
SOHO China, Ltd. (b)	534,500	364,043
The St. Joe Co. (a)	41,587	771,855
Takara Leben Co., Ltd. (b)	123,700	662,473
		9,140,557

Road & Rail - 4.84%
AMERCO	4,677	1,545,281
Canadian National Railway Co. (b)	20,969	1,404,280
Central Japan Railway Co. (b)	11,200	2,024,060
ComfortDelGro Corp., Ltd. (b)	511,000	1,076,480
Con-way, Inc.	25,075	1,106,560
Keisei Electric Railway Co., Ltd. (b)	84,000	1,042,563
Norfolk Southern Corp.	13,174	1,355,868
Ryder System, Inc.	13,797	1,309,197
Sankyu, Inc. (b)	121,000	526,310
Seino Holdings Co., Ltd. (b)	74,000	803,031
Union Pacific Corp.	17,126	1,854,917
Werner Enterprises, Inc.	33,275	1,045,168
West Japan Railway Co. (b)	27,000	1,415,621
		16,509,336

Semiconductors & Semiconductor Equipment - 5.73%
A-DATA Technology Co., Ltd. (b)	253,039	429,375
Advanced Semiconductor Engineering, Inc. - ADR	166,905	1,201,716
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	28,487	702,489
Cirrus Logic, Inc. (a)	33,414	1,111,350
First Solar, Inc. (a)	17,488	1,045,608
Iljin Display Co., Ltd. (b)	30,120	199,534
Intel Corp.	69,832	2,183,647
Lam Research Corp.	22,039	1,547,909
Marvell Technology Group, Ltd. (b)	94,656	1,391,443
Micron Technology, Inc. (a)	61,689	1,673,623
NVIDIA Corp.	84,986	1,778,332
Radiant Opto-Electronics Corp. (b)	113,050	351,064
Realtek Semiconductor Corp. (b)	182,320	580,701

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	43

Leuthold Global Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.96% (continued)
Semiconductors & Semiconductor Equipment - 5.73% (continued)
Samsung Electronics Co., Ltd. (b)	1,255	$1,627,425
Shindengen Electric Manufacturing Co., Ltd. (b)	93,000	463,719
Sigurd Microelectronics Corp. (b)	463,000	445,021
Skyworks Solutions, Inc.	28,877	2,838,320
		19,571,276

Technology Hardware, Storage & Peripherals - 3.99%
Apple, Inc.	25,121	3,125,806
Asustek Computer, Inc. (b)	134,000	1,347,101
Hewlett-Packard Co.	45,352	1,413,168
Pegatron Corp. (b)	856,000	2,309,527
Ricoh Co., Ltd. (b)	177,000	1,924,598
Seiko Epson Corp. (b)	102,200	1,810,100
Western Digital Corp.	18,483	1,682,138
		13,612,438

TOTAL COMMON STOCKS (Cost $166,015,030)		$211,437,102

PREFERRED STOCKS - 0.56%

Automobiles - 0.45%
Porsche Automobile Holding SE (b)	15,750	$1,542,366

Banks - 0.11%
Banco do Estado do Rio Grande do Sul SA (b)	106,900	372,126
TOTAL PREFERRED STOCKS (Cost $1,782,921)		$1,914,492

INVESTMENT COMPANIES - 13.55%
Exchange Traded Funds - 13.55%
iShares CMBS ETF	13,500	704,160
iShares Floating Rate Bond ETF	73,010	3,697,227
iShares iBoxx $ High Yield Corporate Bond ETF	23,478	2,127,341
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,266	2,709,995
iShares JP Morgan USD Emerging Markets Bond ETF	15,397	1,726,312
iShares MBS ETF	127,027	14,016,159
PowerShares Build America Bond Portfolio	56,300	1,709,831
PowerShares International Corporate Bond Portfolio	36,500	965,425
SPDR Barclays International Corporate Bond ETF	30,200	939,522
SPDR Barclays International Treasury Bond ETF	176,904	9,397,141
SPDR Barclays Short-Term International Treasury Bond ETF	57,557	1,746,279
Vanguard Total International Bond ETF	120,189	6,501,023
TOTAL INVESTMENT COMPANIES (Cost $46,695,916)		$46,240,415

44	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 1.23%

Banks - 0.34%
JPMorgan Chase & Co. 3.150%, 07/05/2016	$1,120,000	$1,149,069

Biotechnology - 0.23%
Amgen, Inc. 4.100%, 06/15/2021	731,000	791,619

Industrial Conglomerates - 0.33%
General Electric Co. 5.250%, 12/06/2017	1,025,000	1,131,481

Internet & Catalog Retail - 0.33%
Expedia, Inc. 7.456%, 08/15/2018	970,000	1,122,402

TOTAL CORPORATE BONDS (Cost $3,944,795)		$4,194,571

UNITED STATES TREASURY OBLIGATIONS - 2.39%

United States Treasury Notes -2.39%
2.500%, 04/30/2015	$1,520,000	$1,522,850
1.375%, 11/30/2015	6,600,000	6,651,045
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $8,175,762)		$8,173,895

FOREIGN GOVERNMENT BONDS - 3.38%

Bank Nederlands Gemeenten NV 1.850%, 11/07/2016 (b)	JPY	170,000,000	1,458,414
Development Bank of Japan 1.750%, 03/17/2017 (b)	JPY	160,000,000	1,376,763
Federal Republic of Germany 3.500%, 07/04/2019 (b)	EUR	1,630,000	2,026,800
Government of United Kingdom 3.750%, 09/07/2020 (b)	GBP	1,570,000	2,647,758
Province of Manitoba Canada 1.300%, 04/03/2017 (b)	USD	2,100,000	2,119,877
Republic of Italy 4.500%, 08/01/2018 (b)	EUR	1,550,000	1,896,093
TOTAL FOREIGN GOVERNMENT BONDS (Cost $12,757,880)			$11,525,705

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	45

Leuthold Global Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 16.29%
Money Market Funds - 16.29%

Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)(f)	42,682,647	$42,682,647
JPMorgan U.S. Government Money Market Fund, 0.01% (c)	12,907,508	12,907,508
TOTAL SHORT-TERM INVESTMENTS (Cost $55,590,155)		$55,590,155

Total Investments (Cost $294,962,459) - 99.36%		$339,076,335
Other Assets in Excess of Liabilities - 0.64%		2,175,896
TOTAL NET ASSETS - 100.00%		$341,252,231

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
USD	US Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2015.
(d)	Illiquid security. The fair value of these securities total $48,061which represents 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a halt in trading of the security on January 26, 2011.
(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

46	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Consolidated Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE March 31, 2015
Australian Dollar	$892,844	0.26%
Brazilian Real	1,042,625	0.31
British Pound	10,360,858	3.05
Canadian Dollar	1,404,280	0.41
Euro	16,405,259	4.84
Hong Kong Dollar	4,540,714	1.34
Indonesian Rupiah	1,516,240	0.45
Japanese Yen	26,154,416	7.71
Malaysian Ringgit	937,753	0.28
New Taiwan Dollar	7,416,832	2.19
New Turkish Lira	1,453,242	0.43
New Zealand Dollar	530,187	0.16
Philippine Peso	502,995	0.15
Polish Zloty	971,202	0.29
Singapore Dollar	1,827,773	0.54
South African Rand	2,901,326	0.85
South Korea Won	5,844,108	1.72
Swedish Krona	1,504,280	0.44
Swiss Franc	3,046,217	0.90
Thai Baht	5,038,937	1.49
US Dollar	244,784,247	72.19
Total Investments	$339,076,335	100.00%

PORTFOLIO DIVERSIFICATION March 31, 2015
Australia	892,844	0.26%
Bermuda	11,626,436	3.43
Brazil	1,042,625	0.31
Canada	8,981,971	2.65
Cayman Islands	364,043	0.11
China	3,117,701	0.91
France	2,723,698	0.81
Germany	10,473,465	3.09
Hong Kong	1,058,971	0.32
India	1,230,814	0.36
Indonesia	1,516,240	0.45
Ireland	1,097,229	0.32
Italy	3,208,095	0.94
Japan	24,696,000	7.28
Malaysia	937,753	0.28
Netherlands	2,151,688	0.63
New Zealand	530,187	0.16
Panama	678,720	0.20
Philippines	502,995	0.15
Poland	971,202	0.29
Republic of Korea	2,160,747	0.64
Singapore	1,827,773	0.54
South Africa	2,901,326	0.85
South Korea	3,683,360	1.09
Sweden	1,504,280	0.44
Switzerland	3,046,217	0.90
Taiwan	8,618,547	2.54
Thailand	5,038,937	1.49
Turkey	1,453,242	0.43
United Kingdom	9,667,585	2.86
United States	221,371,644	65.27
Total Investments	$339,076,335	100.00%

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	47

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.50%

Aerospace & Defense - 0.06%
TransDigm Group, Inc.	910	$199,035

Air Freight & Logistics - 0.06%
XPO Logistics, Inc.	4,236	192,611

Banks - 0.16%
Banco Bilbao Vizcaya Argentaria SA (b)	18,421	186,042
BNP Paribas SA (b)	3,010	183,146
Erste Group Bank AG (b)	7,395	181,800
		550,988

Capital Markets - 0.18%
Charles Schwab Corp.	5,323	162,032
Deutsche Bank AG (b)	4,199	145,831
Greenhill & Co., Inc.	3,400	134,810
Matsui Securities Co., Ltd. (b)	17,700	160,573
		603,246

Chemicals - 0.03%
Mexichem SAB de CV (b)	42,700	111,358

Commercial Services & Supplies - 0.10%
Covanta Holding Corp.	6,480	145,346
Healthcare Services Group, Inc.	5,750	184,748
		330,094

Construction & Engineering - 0.23%
Chiyoda Corp. (b)	15,000	128,139
Ferrovial SA (b)	8,500	180,727
Granite Construction, Inc.	4,515	158,657
Keller Group PLC (b)	11,817	165,727
Sumitomo Mitsui Construction Co., Ltd. (b)	104,000	143,472
		776,722

Construction Materials - 0.11%
Buzzi Unicem SpA (b)	12,783	191,408
James Hardie Industries PLC (b)	16,155	186,878
		378,286

Electrical Equipment - 0.09%
Polypore International, Inc.	2,485	146,367
SolarCity Corp.	3,019	154,814
		301,181

Food & Staples Retailing - 0.18%
Booker Group PLC (b)	48,000	103,429
George Weston, Ltd. (b)	2,062	163,325
Loblaw Cos., Ltd. (b)	3,372	164,853
WM Morrison Supermarkets PLC (b)	62,260	177,935
		609,542

Food Products - 0.14%
B&G Foods, Inc.	5,546	163,219
BRF SA - ADR	6,466	127,898
Whitewave Foods Co.	4,636	205,560
		496,677

Health Care Equipment & Supplies - 0.26%
Abaxis, Inc.	3,149	201,883
ABIOMED, Inc.	2,610	186,824
Endologix, Inc.	10,386	177,289
HeartWare International, Inc.	2,016	176,944
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	176,000	155,079
		898,019

Hotels, Restaurants & Leisure - 0.17%
Autogrill SpA (b)	15,020	145,493
Domino’s Pizza Group PLC (b)	12,368	142,208
Fiesta Restaurant Group, Inc.	2,462	150,182
Popeyes Louisiana Kitchen, Inc.	2,592	155,053
		592,936

48	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a) (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.50% (continued)

Internet & Catalog Retail - 0.28%
Amazon.com, Inc.	520	$193,492
AO World PLC (b)	40,271	109,412
Ctrip.com International, Ltd. - ADR	3,075	180,257
Ocado Group PLC (b)	29,318	152,784
Qunar Cayman Islands, Ltd. - ADR	4,116	169,785
TripAdvisor, Inc.	2,025	168,419
		974,149

Internet Software & Services - 0.21%
Cornerstone OnDemand, Inc.	3,512	101,462
HomeAway, Inc.	5,007	151,061
LinkedIn Corp. - Class A	576	143,919
Shutterstock, Inc.	2,174	149,289
Wix.com, Ltd. (b)	8,138	155,924
		701,655

Leisure Products - 0.09%
Sankyo Co., Ltd. (b)	4,600	163,376
Shimano, Inc. (b)	900	133,742
		297,118

Machinery - 0.15%
MAN SE (b)	1,811	190,642
Pall Corp.	1,421	142,654
Proto Labs, Inc.	2,360	165,200
		498,496

Media - 0.20%
Axel Springer AG (b)	3,112	183,675
Morningstar, Inc.	2,425	181,657
Sinclair Broadcast Group, Inc. - Class A	5,973	187,612
Sirius XM Holdings, Inc.	36,863	140,816
		693,760

Oil, Gas & Consumable Fuels - 0.05%
Cheniere Energy Partners LP
Holdings LLC	7,525	180,374

Pharmaceuticals - 0.04%
Endo International PLC (b)	1,577	141,457

Professional Services - 0.33%
Advisory Board Co.	2,936	156,430
Bureau Veritas SA (b)	6,540	140,314
Corporate Executive Board Co.	2,406	192,143
IHS, Inc. - Class A	1,273	144,817
Nihon M&A Center, Inc. (b)	5,400	186,088
Paylocity Holdings Corp.	4,474	128,135
WageWorks, Inc.	3,428	182,815
		1,130,742

Software - 0.24%
Guidewire Software, Inc.	2,731	143,678
NetSuite, Inc.	1,877	174,110
Salesforce.com, Inc.	2,186	146,047
ServiceNow, Inc.	2,090	164,650
Tableau Software, Inc. - Class A	1,988	183,930
		812,415

Thrifts & Mortgage Finance - 0.14%
Bofi Holding, Inc.	1,650	153,516
Essent Group, Ltd. (b)	6,847	163,712
TFS Financial Corp.	11,761	172,651
		489,879

TOTAL COMMON STOCKS
(Proceeds $11,362,008)		$11,960,740

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	49

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a) (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value

INVESTMENT COMPANIES - 3.68%

Exchange Traded Funds - 3.68%
iShares MSCI EAFE ETF	13,730	$881,054
iShares MSCI Emerging Markets ETF	14,587	585,377
iShares MSCI South Korea Capped ETF	4,208	240,866
SPDR S&P 500 ETF Trust	52,489	10,835,304
TOTAL INVESTMENT COMPANIES
(Proceeds $12,622,241)		$12,542,601

RIGHTS - 0.00%
Banco Bilbao Vizcaya Argentaria SA (b)		$2,654
TOTAL RIGHTS (Proceeds $2,590)		$2,654
TOTAL SECURITIES SOLD SHORT
(Proceeds $23,986,839) - 7.18%		$24,505,995

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a Non-income producing security.
(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

50	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.64%

Aerospace & Defense - 4.85%
Boeing Co.	738	$110,759
L-3 Communications Holdings, Inc.	623	78,367
Lockheed Martin Corp.	692	140,448
Northrop Grumman Corp.	915	147,278
Orbital ATK, Inc.	577	44,216
Raytheon Co.	999	109,141
Triumph Group, Inc.	769	45,925
		676,134

Airlines - 9.57%
Alaska Air Group, Inc.	3,338	220,909
American Airlines Group, Inc.	4,206	221,993
Delta Air Lines, Inc.	4,860	218,506
Hawaiian Holdings, Inc. (a)	8,082	178,006
JetBlue Airways Corp. (a)	9,997	192,442
Southwest Airlines Co.	6,821	302,170
		1,334,026

Biotechnology - 4.21%
Alexion Pharmaceuticals, Inc. (a)	484	83,877
Amgen, Inc.	592	94,631
Biogen, Inc. (a)	277	116,960
Celgene Corp. (a)	884	101,908
Gilead Sciences, Inc. (a)	799	78,406
United Therapeutics Corp. (a)	646	111,393
		587,175

Consumer Finance - 4.41%
Capital One Financial Corp.	2,399	189,089
Discover Financial Services	3,261	183,757
Navient Corp.	6,137	124,765
PRA Group, Inc. (a)	1,084	58,883
Santander Consumer USA Holdings, Inc.	2,476	57,295
		613,789

Electronic Equipment, Instruments &
Components - 7.30%
Arrow Electronics, Inc. (a)	2,169	132,634
Avnet, Inc.	2,522	112,229
Benchmark Electronics, Inc. (a)	2,268	54,500
Flextronics International, Ltd. (a)	9,020	114,328
Ingram Micro, Inc. - Class A (a)	3,330	83,650
Insight Enterprises, Inc. (a)	2,514	71,699
Jabil Circuit, Inc.	4,360	101,937
Sanmina Corp. (a)	3,037	73,465
SYNNEX Corp.	1,300	100,425
TE Connectivity, Ltd. (b)	2,407	172,389
		1,017,256

Food & Staples Retailing - 7.73%
Andersons, Inc.	1,155	47,782
Costco Wholesale Corp.	2,114	320,261
CVS Health Corp.	4,091	422,232
Wal-Mart Stores, Inc.	3,488	286,888
		1,077,163

Health Care Providers & Services - 15.23%
Aetna, Inc.	2,068	220,304
Anthem, Inc.	1,812	279,791
Catamaran Corp. (a)	1,999	119,021
Centene Corp. (a)	1,156	81,718
Cigna Corp.	977	126,463
Ensign Group, Inc.	884	41,424
Hanger, Inc. (a)	1,507	34,194
HCA Holdings, Inc. (a)	2,884	216,963
Health Net, Inc. (a)	1,215	73,495
Humana, Inc.	938	166,983
Kindred Healthcare, Inc.	1,499	35,661
LifePoint Hospitals, Inc. (a)	1,269	93,208
Magellan Health, Inc. (a)	1,154	81,726
Select Medical Holdings Corp.	2,268	33,634
UnitedHealth Group, Inc.	2,145	253,732

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	51

Leuthold Select Industries Fund
Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.64% (continued)

Health Care Providers & Services - 15.23% (continued)
Universal Health Services, Inc. - Class B	1,130	$133,012
VCA, Inc. (a)	2,391	131,075
		2,122,404

Insurance - 4.61%
Allied World Assurance Co. Holdings AG (b)	1,530	61,812
Allstate Corp.	1,930	137,358
Aspen Insurance Holdings, Ltd. (b)	1,376	64,988
Assured Guaranty, Ltd. (b)	3,138	82,812
Axis Capital Holdings, Ltd. (b)	1,245	64,217
Endurance Specialty Holdings, Ltd. (b)	764	46,711
PartnerRe, Ltd. (b)	437	49,962
Travelers Companies, Inc.	1,245	134,622
		642,482

IT Services - 8.56%
Accenture PLC - Class A (b)	892	83,572
Amdocs, Ltd.	1,192	64,845
Cognizant Technology Solutions Corp. - Class A (a)	1,184	73,870
Computer Sciences Corp.	1,561	101,902
Convergys Corp.	2,169	49,605
DST Systems, Inc.	854	94,546
Fiserv, Inc. (a)	1,445	114,733
Global Payments, Inc.	799	73,252
International Business Machines Corp.	585	93,893
MasterCard, Inc. - Class A	1,584	136,842
Science Applications International Corp.	1,081	55,509
Teradata Corp. (a)	1,179	52,041
Visa, Inc. - Class A	2,245	146,845
Western Union Co.	2,438	50,735
		1,192,190

Media - 1.38%
DIRECTV (a)	1,137	96,759
Twenty-First Century Fox, Inc. - Class A	2,824	95,564
		192,323

Multiline Retail - 7.02%
Dillard’s, Inc. - Class A	1,637	223,467
JC Penney Co., Inc. (a)	8,443	71,006
Kohl’s Corp.	3,477	272,075
Macy’s, Inc.	3,492	226,666
Nordstrom, Inc.	2,304	185,057
		978,271

Oil, Gas & Consumable Fuels - 0.86%
Valero Energy Corp.	1,884	119,860

Semiconductors & Semiconductor Equipment - 6.09%
Advanced Semiconductor Engineering, Inc. - ADR	3,838	27,634
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	1,046	25,794
Cirrus Logic, Inc. (a)	2,892	96,188
First Solar, Inc. (a)	884	52,854
Integrated Device Technology, Inc. (a)	4,145	82,983
Integrated Silicon Solution, Inc.	861	15,403
Intel Corp.	2,014	62,978
Lattice Semiconductor Corp. (a)	3,507	22,234
Marvell Technology Group, Ltd. (b)	4,306	63,298
Micron Technology, Inc. (a)	2,692	73,034
NVIDIA Corp.	3,352	70,141
ON Semiconductor Corp. (a)	5,467	66,205
Silicon Motion Technology Corp. - ADR	1,338	35,965
Siliconware Precision Industries Co., Ltd. - ADR	3,514	28,745

52	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund
Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.64% (continued)

Semiconductors & Semiconductor Equipment - 6.09% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,968	$69,689
Xilinx, Inc.	1,322	55,921
		849,066

Software - 1.08%
Microsoft Corp.	1,726	70,171
Oracle Corp.	1,847	79,698
		149,869

Specialty Retail - 11.77%
Advance Auto Parts, Inc.	1,015	151,935
Asbury Automotive Group, Inc. (a)	2,415	200,686
AutoNation, Inc. (a)	1,730	111,291
AutoZone, Inc. (a)	216	147,347
Bed Bath & Beyond, Inc. (a)	1,065	81,765
Best Buy Co., Inc.	1,945	73,502
CarMax, Inc. (a)	2,076	143,265
Foot Locker, Inc.	1,522	95,886
GameStop Corp. - Class A	1,476	56,029
Group 1 Automotive, Inc.	954	82,359
Lithia Motors, Inc. - Class A	2,137	212,439
O’Reilly Automotive, Inc. (a)	777	168,018
Penske Automotive Group, Inc.	2,230	114,823
		1,639,345

Technology Hardware, Storage & Peripherals - 3.97%
Apple, Inc.	1,507	187,516
Hewlett-Packard Co.	3,668	114,295
Seagate Technology PLC (b)	2,184	113,633
Western Digital Corp.	1,507	137,152
		552,596
TOTAL COMMON STOCKS
(Cost $9,707,951)		$13,743,949

PREFERRED STOCKS - 0.38%

Food & Staples Retailing - 0.38%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	1,752	52,245
TOTAL PREFERRED STOCKS
(Cost $63,588)		$52,245

SHORT-TERM INVESTMENTS - 0.88%

Money Market Funds - 0.88%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	123,056	$123,056
TOTAL SHORT-TERM INVESTMENTS
(Cost $123,056)		$123,056

Total Investments
(Cost $9,894,595) - 99.90%		$13,919,250
Other Assets in Excess of Liabilities - 0.10%		14,354
TOTAL NET ASSETS - 100.00%		$13,933,604

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day yield as of March 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	53

Leuthold Global Industries Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.76%

Airlines - 6.75%
Alaska Air Group, Inc.	3,969	$262,668
American Airlines Group, Inc.	6,162	325,230
Copa Holdings SA - Class A (b)	743	75,021
Delta Air Lines, Inc.	10,539	473,833
JetBlue Airways Corp. (a)	26,622	512,474
		1,649,226

Auto Components - 6.63%
Brembo SpA (b)	1,775	72,532
Calsonic Kansei Corp. (b)	23,000	152,211
Continental AG (b)	625	147,185
GKN PLC (b)	20,448	108,463
Goodyear Tire & Rubber Co.	6,171	167,111
Lear Corp.	2,136	236,711
Leoni AG (b)	883	55,777
Magna International, Inc. (b)	4,992	267,871
Pirelli & C. SpA (b)	4,380	72,501
Plastic Omnium SA (b)	4,081	107,552
Showa Corp. (b)	8,300	83,780
Visteon Corp. (a)	1,542	148,649
		1,620,343

Automobiles - 3.38%
Daihatsu Motor Co., Ltd. (b)	2,000	30,591
Ford Motor Co.	10,072	162,562
Geely Automobile Holdings, Ltd. (b)	95,000	48,801
Hyundai Motor Co. (b)	494	74,812
Kia Motors Corp. (b)	1,962	79,732
Nissan Motor Co., Ltd. (b)	10,400	105,774
Tata Motors, Ltd. - ADR	3,020	136,081
Thor Industries, Inc.	1,177	74,398
Volkswagen AG (b)	439	112,876
		825,627

Banks - 4.45%
AMMB Holdings Bhd (b)	58,500	100,345
Banco do Brasil SA (b)	10,000	72,097
Bank Negara Indonesia Persero Tbk PT (b)	294,100	162,368
China CITIC Bank Corp., Ltd. (b)	198,000	149,271
Krung Thai Bank PCL - NVDR	226,000	158,325
Powszechna Kasa Oszczednosci Bank Polski SA (b)	11,619	103,995
State Bank of India - GDR	2,746	116,155
Thanachart Capital PCL - NVDR	60,900	65,028
Turkiye Is Bankasi (b)	71,382	160,650
		1,088,234

Electronic Equipment, Instruments & Components - 8.17%
Arrow Electronics, Inc. (a)	2,724	166,572
Avnet, Inc.	3,204	142,578
Benchmark Electronics, Inc. (a)	4,667	112,148
Celestica, Inc. (a)(b)	11,453	127,243
Daeduck GDS Co., Ltd. (b)	3,610	44,242
Delta Electronics Thailand PCL - NVDR	46,000	106,346
FUJIFILM Holdings Corp. (b)	8,400	298,843
Hexagon AB - Class B (b)	4,684	166,306
Hon Hai Precision Industry Co., Ltd. (b)	64,488	188,765
Oki Electric Industry Co., Ltd. (b)	47,000	97,292
Plexus Corp. (a)	2,699	110,038
Sanmina Corp. (a)	6,556	158,590
SYNNEX Corp.	2,109	162,920
Tech Data Corp. (a)	2,001	115,598
		1,997,481

54	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund
Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.76% (continued)
Gas Utilities - 1.07%
Atmos Energy Corp.	2,346	$129,734
Tokyo Gas Co., Ltd. (b)	21,000	132,021
		261,755

Health Care Providers & Services - 12.35%
Aetna, Inc.	2,513	267,710
Anthem, Inc.	1,931	298,166
Bangkok Dusit Medical Services PCL - NVDR	98,800	59,738
Bumrungrad Hospital PCL - NVDR	13,500	63,017
Centene Corp. (a)	3,961	280,003
Cigna Corp.	1,259	162,965
HCA Holdings, Inc. (a)	3,392	255,180
Health Net, Inc. (a)	3,870	234,096
Humana, Inc.	1,709	304,236
Life Healthcare Group Holdings, Ltd. (b)	29,019	101,070
LifePoint Hospitals, Inc. (a)	1,644	120,752
Magellan Health, Inc. (a)	1,941	137,461
Mediclinic International, Ltd. (b)	13,131	131,832
Rhoen Klinikum AG (b)	3,775	93,723
Select Medical Holdings Corp.	6,925	102,698
UnitedHealth Group, Inc.	2,354	278,455
Universal Health Services, Inc. - Class B	1,082	127,362
		3,018,464

Household Durables - 9.89%
Alpine Electronics, Inc. (b)	4,200	69,850
Barratt Developments PLC (b)	20,944	163,755
Bellway PLC (b)	3,619	106,078
Berkeley Group Holdings PLC (b)	3,985	155,716
Fujitsu General, Ltd. (b)	10,000	130,987
Helen of Troy, Ltd. (a)(b)	2,332	190,035

Household Durables - 9.89% (continued)
La-Z Boy, Inc.	4,543	127,704
LG Electronics, Inc. (b)	4,643	246,096
Meritage Homes Corp. (a)	3,412	165,960
Mohawk Industries, Inc. (a)	1,370	254,477
Pioneer Corp. (b)	24,000	43,724
Ryland Group, Inc.	3,176	154,798
Sekisui House, Ltd. (b)	9,000	130,680
Standard-Pacific Corp. (a)	17,220	154,980
Whirlpool Corp.	1,592	321,680
		2,416,520

Independent Power Producers & Energy Traders - 1.03%
Huadian Power International Corp., Ltd. (b)	140,000	116,787
Huaneng Power International, Inc. (b)	64,000	76,012
Meridian Energy, Ltd. (b)	38,992	58,946
		251,745

Insurance - 15.29%
Allstate Corp.	2,359	167,890
American International Group, Inc.	4,414	241,843
Amlin PLC (b)	12,353	92,509
Argo Group International Holdings, Ltd. (b)	1,499	75,175
Aspen Insurance Holdings, Ltd. (b)	2,568	121,287
Assured Guaranty, Ltd. (b)	3,676	97,010
Axis Capital Holdings, Ltd. (b)	2,200	113,476
Everest Re Group, Ltd. (b)	1,369	238,206
Insurance Australia Group, Ltd. (b)	21,780	100,819
Liberty Holdings, Ltd. (b)	6,347	87,834
Lincoln National Corp.	3,004	172,610
Manulife Financial Corp. (b)	12,239	208,185
MetLife, Inc.	4,277	216,202

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	55

Leuthold Global Industries Fund
Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.76% (continued)

Insurance - 15.29% (continued)
Muenchener Rueckversicherungs AG (b)	1,013	$217,675
PartnerRe, Ltd. (b)	1,904	217,684
Phoenix Group Holdings (b)	6,170	74,230
SCOR SE (b)	5,738	193,529
Standard Life PLC (b)	21,621	151,925
Swiss Life Holding AG (b)	467	115,371
Swiss Re AG (b)	2,296	221,468
Symetra Financial Corp.	3,552	83,330
Talanx AG (b)	2,701	84,593
Travelers Companies, Inc.	1,557	168,358
Unum Group	4,511	152,156
Xl Group PLC (b)	3,366	123,869
		3,737,234

Paper & Forest Products - 0.01%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,244

Real Estate Management & Development - 4.12%
AP Thailand PCL - NVDR	211,260	46,743
Brookfield Property Partners LP	3,834	92,975
Daiwa House Industry Co., Ltd. (b)	6,400	126,146
Deutsche Euroshop AG (b)	1,035	51,402
Jones Lang Lasalle, Inc.	905	154,212
Keppel Land, Ltd. (b)	26,000	84,197
Kerry Properties, Ltd. (b)	20,000	69,425
Megaworld Corp. (b)	444,000	53,853
Pruksa Real Estate PCL - NVDR	54,200	48,215
Realogy Holdings Corp. (a)	1,785	81,182
SOHO China, Ltd. (b)	59,000	40,184
The St. Joe Co. (a)	4,597	85,320
Takara Leben Co., Ltd. (b)	13,700	73,370
		1,007,224

Road & Rail - 7.37%
AMERCO	517	170,817
Canadian National Railway Co. (b)	2,127	142,444
Central Japan Railway Co. (b)	1,200	216,864
ComfortDelGro Corp., Ltd. (b)	57,000	120,077
Con-way, Inc.	2,772	122,328
Keisei Electric Railway Co., Ltd. (b)	9,000	111,703
Norfolk Southern Corp.	1,456	149,851
Ryder System, Inc.	1,525	144,707
Sankyu, Inc. (b)	13,000	56,546
Seino Holdings Co., Ltd. (b)	8,000	86,814
Union Pacific Corp.	1,893	205,031
Werner Enterprises, Inc.	3,678	115,526
West Japan Railway Co. (b)	3,000	157,291
		1,799,999

Semiconductors & Semiconductor Equipment - 8.96%
A-DATA Technology Co., Ltd. (b)	29,248	49,630
Advanced Semiconductor Engineering, Inc. - ADR	18,451	132,847
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	3,149	77,654
Cirrus Logic, Inc. (a)	3,694	122,862
First Solar, Inc. (a)	1,933	115,574
Iljin Display Co., Ltd. (b)	3,230	21,398
Intel Corp.	7,720	241,404
Lam Research Corp.	2,530	177,695
Marvell Technology Group, Ltd. (b)	10,464	153,821
Micron Technology, Inc. (a)	7,083	192,162
NVIDIA Corp.	9,395	196,590
Radiant Opto-Electronics Corp. (b)	14,210	44,128
Realtek Semiconductor Corp. (b)	22,100	70,390

56	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund
Schedule of Investments (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.76% (continued)

Semiconductors & Semiconductor Equipment - 8.96% (continued)
Samsung Electronics Co., Ltd. (b)	134	$173,765
Shindengen Electric Manufacturing Co., Ltd. (b)	10,000	49,862
Sigurd Microelectronics Corp. (b)	57,000	54,787
Skyworks Solutions, Inc.	3,192	313,742
		2,188,311

Technology Hardware, Storage & Peripherals - 6.29%
Apple, Inc.	2,777	345,542
Asustek Computer, Inc. (b)	15,000	150,795
Hewlett-Packard Co.	5,014	156,236
Pegatron Corp. (b)	103,000	277,899
Ricoh Co., Ltd. (b)	20,000	217,469
Seiko Epson Corp. (b)	11,400	201,909
Western Digital Corp.	2,043	185,934
		1,535,784
TOTAL COMMON STOCKS
(Cost $19,102,154)		$23,400,191

PREFERRED STOCKS - 0.86%

Automobiles - 0.70%
Porsche Automobile Holding SE (b)	1,741	$170,493

Banks - 0.16%
Banco do Estado do Rio Grande do Sul SA (b)	11,400	39,684
TOTAL PREFERRED STOCKS
(Cost $203,520)		$210,177

INVESTMENT COMPANIES - 2.10%

Exchange Traded Funds - 2.10%
iShares MSCI EAFE ETF	3,302	211,889
iShares MSCI Emerging Markets ETF	2,525	101,328
SPDR S&P 500 ETF Trust	964	198,999
TOTAL INVESTMENT COMPANIES
(Cost $495,168)		$512,216

SHORT-TERM INVESTMENTS - 0.87%

Money Market Funds - 0.87%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	213,079	$213,079
TOTAL SHORT-TERM INVESTMENTS
(Cost $213,079)		$213,079

Total Investments
(Cost $20,013,921) - 99.59%		$24,335,663
Other Assets in Excess of Liabilities - 0.41%		101,226
TOTAL NET ASSETS - 100.00%		$24,436,889

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2015.
(d)	Illiquid security. The fair value of these securities total $2,244 which represents 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	57

Leuthold Global Industries Fund
Schedule of Investments (continued) March 31, 2015 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
March 31, 2015
Australian Dollar	$100,819	0.41%
Brazilian Real	111,781	0.46
British Pound	852,676	3.50
Canadian Dollar	142,444	0.59
Euro	1,379,837	5.67
Hong Kong Dollar	502,726	2.07
Indonesian Rupiah	162,368	0.67
Japanese Yen	2,573,727	10.58
Malaysian Ringgit	100,345	0.41
New Taiwan Dollar	836,393	3.44
New Turkish Lira	160,650	0.66
New Zealand Dollar	58,946	0.24
Philippine Peso	53,853	0.22
Polish Zloty	103,995	0.43
Singapore Dollar	204,274	0.84
South African Rand	320,736	1.32
South Korea Won	640,044	2.63
Swedish Krona	166,306	0.68
Swiss Franc	336,838	1.38
Thai Baht	547,412	2.25
US Dollar	14,979,493	61.55
Total Investments	$24,335,663	100.00%

PORTFOLIO DIVERSIFICATION
March 31, 2015
Australia	100,819	0.41%
Bermuda	1,284,348	5.28
Brazil	111,781	0.46
Canada	745,743	3.07
Cayman Islands	40,184	0.17
China	344,314	1.41
France	301,081	1.24
Germany	933,724	3.82
Hong Kong	118,226	0.49
India	136,081	0.56
Indonesia	162,368	0.67
Ireland	123,869	0.51
Italy	145,033	0.60
Japan	2,573,727	10.58
Malaysia	100,345	0.41
Netherlands	74,230	0.31
New Zealand	58,946	0.24
Panama	75,021	0.31
Philippines	53,853	0.22
Poland	103,995	0.43
Republic of Korea	246,096	1.01
Singapore	204,274	0.84
South Africa	320,736	1.32
South Korea	393,949	1.62
Sweden	166,306	0.68
Switzerland	336,838	1.38
Taiwan	969,241	3.99
Thailand	547,412	2.25
Turkey	160,650	0.66
United Kingdom	778,446	3.20
United States	12,624,027	51.86
Total Investments	$24,335,663	100.00%

58	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 50.10%

Money Market Funds - 50.10%
Fidelity Institutional Money Market Funds - Government Portfolio,0.01% (a)	38,079,155	$38,079,155
TOTAL SHORT-TERM INVESTMENTS
(Cost $38,079,155)		$38,079,155

Total Investments
(Cost $38,079,155) - 50.10%		$38,079,155
Other Assets in Excess of Liabilities - 49.90% (a)(b)		37,928,403
TOTAL NET ASSETS - 100.00%		$76,007,558

Percentages are stated as a percent of net assets.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2015.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	59

Grizzly Short Fund
Schedule of Securities Sold Short - (a) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.47%

Aerospace & Defense - 2.99%
B/E Aerospace, Inc.	19,006	$1,209,162
DigitalGlobe, Inc.	31,313	1,066,834
		2,275,996

Automobiles - 1.36%
Tesla Motors, Inc.	5,459	1,030,495

Banks - 2.77%
MB Financial, Inc.	12,605	394,662
SVB Financial Group	10,372	1,317,659
UMB Financial Corp.	7,394	391,069
		2,103,390

Building Products - 2.78%
Masonite International Corp.	14,739	991,345
USG Corp.	42,082	1,123,590
		2,114,935

Capital Markets - 2.63%
Deutsche Bank AG (b)	33,546	1,165,053
LPL Financial Holdings, Inc.	19,006	833,603
		1,998,656

Chemicals - 5.08%
Ashland, Inc.	10,719	1,364,636
Chemtura Corp.	15,632	426,597
HB Fuller Co.	18,361	787,136
Olin Corp.	15,759	504,918
Tronox, Ltd. - Class A	38,459	781,872
		3,865,159

Commercial Services & Supplies - 2.08%
Clean Harbors, Inc.	21,140	1,200,329
Mobile Mini, Inc.	8,932	380,861

		1,581,190

Construction & Engineering - 2.80%
AECOM	36,797	1,134,083
KBR, Inc.	68,681	994,501
		2,128,584

Construction Materials - 1.63%
Martin Marietta Materials, Inc.	8,883	1,241,843

Energy Equipment & Services - 3.06%
Exterran Holdings, Inc.	35,928	1,206,103
Weatherford International PLC (b)	90,777	1,116,557
		2,322,660

Food Products - 2.68%
Darling Ingredients, Inc.	65,207	913,550
Post Holdings, Inc.	23,919	1,120,366
		2,033,916

Health Care Equipment & Supplies - 2.43%
Endologix, Inc.	24,564	419,307
Insulet Corp.	21,388	713,290
Spectranetics Corp.	11,414	396,751
Wright Medical Group, Inc.	12,406	320,075
		1,849,423

Health Care Providers & Services - 1.72%
Brookdale Senior Living, Inc.	34,688	1,309,819

Health Care Technology - 4.25%
Athenahealth, Inc.	8,585	1,024,963
HMS Holdings Corp.	22,629	349,618
MedAssets, Inc.	61,038	1,148,735
Veeva Systems, Inc. - Class A	27,839	710,730
		3,234,046

60	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund
Schedule of Securities Sold Short - (a) (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.47% (contninued)

Hotels, Restaurants & Leisure - 2.92%
Caesars Entertainment Corp.	33,763	$355,524
Churchill Downs, Inc.	3,573	410,788
Restaurant Brands International, Inc. (b)	28,981	1,113,160
Scientific Games Corp. - Class A	32,157	336,684
		2,216,156

Independent Power Producers & Energy Traders- 1.49%
Abengoa Yield PLC (b)	22,480	759,374
Pattern Energy Group, Inc.	13,200	373,824
		1,133,198

Industrial Conglomerates - 1.57%
Koninklijke Philips NV - NYRS	41,982	1,189,770

Internet & Catalog Retail - 1.70%
Amazon.com, Inc.	3,474	1,292,675

Internet Software & Services - 6.28%
Benefitfocus, Inc.	29,676	1,091,780
Cornerstone OnDemand, Inc.	27,790	802,853
Dealertrack Technologies, Inc.	18,907	728,298
Demandware, Inc.	4,863	296,157
HomeAway, Inc.	33,894	1,022,582
Shutterstock, Inc.	5,508	378,234
WebMD Health Corp.	10,372	454,657
		4,774,561

Life Sciences Tools & Services - 0.60%
Fluidigm Corp.	10,769	453,375

Machinery - 3.53%
EnPro Industries, Inc.	6,650	438,567
Harsco Corp.	19,701	340,039
Navistar International Corp.	29,477	869,572
Proto Labs, Inc.	14,739	1,031,730
		2,679,908

Media - 7.33%
CBS Corp. - Class B	18,659	1,131,295
DreamWorks Animation SKG, Inc. - Class A	53,446	1,293,393
IMAX Corp. (b)	26,599	896,652
Liberty Media Corp. - Class A	28,236	1,088,498
Media General, Inc.	42,826	706,201
New York Times Co. - Class A	33,199	456,818
		5,572,857

Metals & Mining - 1.47%
Allegheny Technologies, Inc.	37,169	1,115,442

Oil, Gas & Consumable Fuels - 9.42%
Antero Resources Corp.	21,388	755,424
Cobalt International Energy, Inc.	115,278	1,084,766
EQT Corp.	13,895	1,151,479
Memorial Resource Development Corp.	61,634	1,093,387
ONEOK, Inc.	25,457	1,228,046
Teekay Corp. (b)	29,179	1,358,866
WPX Energy, Inc.	44,464	485,991
		7,157,959

Paper & Forest Products - 1.56%
Louisiana-Pacific Corp.	71,956	1,187,994

Personal Products - 1.47%
Coty, Inc. - Class A	45,903	1,114,066

Professional Services - 1.37%
Paylocity Holdings Corp.	12,704	363,842
WageWorks, Inc.	12,654	674,838
		1,038,680

Real Estate Investment Trusts (REITs) - 0.52%
Starwood Waypoint Residential Trust	15,284	395,091

See Notes to the Financial Statements.	The Leuthold Funds - 2015 Semi-Annual Report	61

Grizzly Short Fund
Schedule of Securities Sold Short - (a) (continued) March 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.47% (contninued)
Semiconductors & Semiconductor Equipment - 3.07%
Cree, Inc.	31,859	$1,130,676
SunEdison, Inc.	50,220	1,205,280
		2,335,956

Software - 7.51%
CommVault Systems, Inc.	16,376	715,631
FireEye, Inc.	14,044	551,227
Rovi Corp.	18,014	328,035
Salesforce.com, Inc.	15,930	1,064,283
Solera Holdings, Inc.	23,324	1,204,918
Splunk, Inc.	6,799	402,501
Workday, Inc. - Class A	12,952	1,093,278
Zendesk, Inc.	15,334	347,929
		5,707,802

Technology Hardware, Storage & Peripherals - 0.44%
Nimble Storage, Inc.	14,987	334,360

Wireless Telecommunication Services - 1.96%
Sprint Corp.	156,467	741,653
Telephone & Data Systems, Inc.	30,073	748,818
		1,490,471

TOTAL COMMON STOCKS
(Proceeds $71,861,820)		$70,280,433

INVESTMENT COMPANIES - 3.13%

Exchange Traded Funds - 3.13%
SPDR S&P 500 ETF Trust	11,513	2,376,629
TOTAL INVESTMENT COMPANIES
(Proceeds $2,312,033)		$2,376,629
TOTAL SECURITIES SOLD SHORT
(Proceeds $74,173,852) - 95.60%		$72,657,062

Percentages are stated as a percent of net assets. NYRS New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

62	The Leuthold Funds - 2015 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Notes to the Financial Statements

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Leuthold Funds, Inc. (the”Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of five series (the”Funds”):

		Inception –	Inception –
		Retail	Institutional
Fund	Investment Objective	Share Class	Share Class

Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	1/31/2006
Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	7/1/2008	4/30/2008
Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a
Leuthold Global Industries Fund	Seeks capital appreciation and dividend income	5/17/2010	5/17/2010

Grizzly Short Fund	Capital appreciation	6/19/2000	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fess and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

As of the close of business on November 7, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Funds’ Board of Directors, all of the assets, subject to the liabilities, of the Leuthold Asset Allocation Fund, were transferred to the Leuthold Core Investment Fund in exchange for a corresponding class of shares of the Leuthold Core Investment Fund of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. The exchange ratio for shareholders of the Retail Class and Institutional Class was 0.58 and 0.59, respectively. The net asset value of the Leuthold Core Investment Fund – Retail Class and Lethold Core Investment Fund – Institutional Class shares on the close of business November 7, 2013, after the reorganization, was $18.85 and $18.84, respectively, and a total of 9,682,755 shares of Leuthold Core Investment Fund – Retail Class and 2,641,170 of Leuthold Core Investment Fund – Institutional Class were issued to shareholders of the Leuthold Asset Allocation Fund in the exchange. The exchange was a tax-free event to Leuthold Asset Allocation Fund shareholders. For financial reporting purposes, assets received and shares issued by the Leuthold Core Investment Fund were recorded at fair value; however the cost basis of investments received from Leuthold Asset Allocation Fund was carried forward to align ongoing reporting of the Leuthold Core Investment Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of net assets immediately before the acquisition were as follows:

The Leuthold Funds - 2015 Semi-Annual Report	63

The Leuthold Funds

	Capital Stock	Accumulated net investment income /(loss)	Accumulated net realized gain/(loss) on investments	Net Unrealized Appreciation	Net Assets
Leuthold Core Investment Fund	$454,023,967	$(4,092,312)	$67,821,018	$90,023,735	$607,776,408
Leuthold Asset Allocation Fund	489,133,392	(6,898,358)	(263,538,929)*	13,583,460	232,279,565

Total	$943,157,359	$(10,990,670)	$(195,717,911)	$103,607,195	$840,055,973

*  Due to rules under section 382 of the Internal Revenue Code, the combined Fund will only be able to utilize $47,062,326 of these losses and the losses will be limited to $8,129,785 each year ($17,598,977 in the first short year) over the next four years. The combined fund cannot utilize the remaining $216,476,603.

Assuming the acquisition of Leuthold Asset Allocation Fund had been completed on October 1, 2013, the combined Funds’ pro forma results in the Statement of Operations during the period ended September 30, 2014 were as follows:

Net investment income (loss)	$(1,957,781	)*
Net realized and unrealized gain (loss) on investment	$129,412,063	**
Net increase (decrease) in net assets resulting from operations	$127,454,282

* $606,139 as reported in the Leuthold Core Investment Fund Statement of Operations, plus $(2,563,920) Leuthold Asset Allocation Fund pre-merger.
** $97,401,323 as reported in the Leuthold Core Investment Fund Statement of Operations plus $32,010,740 Leuthold Asset Allocation Fund pre-merger.

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Leuthold Asset Allocation Fund that have been included in the Leuthold Core Investment Fund’s Statement of Operations since November 7, 2013.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)    Investment Valuation – Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Other assets, including certain investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used. Non-exchange traded options also will be valued at the mean

64	The Leuthold Funds - 2015 Semi-Annual Report

The Leuthold Funds

between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined.

The Funds may invest in foreign securities. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (NYSE). The Board has approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Funds’Board of Directors. Some of the factors which may be considered by the Board of Directors and the Funds’Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Physical metals are valued at prices provided by an independent pricing service. The Leuthold Core Investment Fund, the Leuthold Global Fund, and the Leuthold Global Industries Fund may invest in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. Metals not traded on an exchange are valued at the mid-point between the closing bid and asked prices as obtained from a commonly used reputable pricing source. As of March 31, 2015, none of the Funds held physical metals.

b)    Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2015:

The Leuthold Funds - 2015 Semi-Annual Report	65

The Leuthold Funds

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$24,850,535	$—	$—	$24,850,535
Air Freight & Logistics	—	119,537	—	119,537
Airlines	49,676,305	280,401	—	49,956,706
Auto Components	—	1,591,081	—	1,591,081
Automobiles	815,856	554,912	—	1,370,768
Banks	467,429	3,387,106	—	3,854,535
Biotechnology	21,868,483	—	—	21,868,483
Building Products	—	193,645	—	193,645
Chemicals	54,445	633,428	6,486	694,359
Consumer Finance	22,632,109	—	—	22,632,109
Containers & Packaging	150,279	74,177	—	224,456
Distributors	—	185,131	—	185,131
Diversified Consumer Services	77,680	—	—	77,680
Diversified Financial Services	—	463,244	—	463,244
Diversified Telecommunication Services	298,511	158,800	—	457,311
Electric Utilities	71,280	396,704	—	467,984
Electrical Equipment	—	120,933	—	120,933
Electronic Equipment, Instruments & Components	37,558,293	1,152,469	—	38,710,762
Energy Equipment & Services	—	323,179	—	323,179
Food & Staples Retailing	39,145,912	—	—	39,145,912
Food Products	252,274	354,593	—	606,867
Health Care Equipment & Supplies	220,615	—	—	220,615
Health Care Providers & Services	77,918,162	828,431	—	78,746,593
Hotels, Restaurants & Leisure	—	105,018	—	105,018
Household Durables	293,523	850,702	—	1,144,225
Independent Power Producers & Energy Traders	173,088	—	—	173,088
Insurance	23,608,831	1,744,098	—	25,352,929
Internet Software & Services	—	588,687	—	588,687
IT Services	43,947,906	646,325	—	44,594,231
Machinery	173,093	186,552	—	359,645
Media	7,124,285	—	—	7,124,285
Metals & Mining	81,840	331,358	—	413,198
Multiline Retail	36,062,714	—	—	36,062,714
Oil, Gas & Consumable Fuels	5,156,322	502,247	—	5,658,569
Paper & Forest Products	359,368	—	—	359,368
Personal Products	—	641,827	—	641,827
Pharmaceuticals	535,484	165,945	—	701,429
Real Estate Management & Development	—	2,380,725	—	2,380,725
Road & Rail	177,417	139,636	—	317,053
Semiconductors & Semiconductor Equipment	31,524,930	1,782,013	—	33,306,943
Software	5,381,994	—	—	5,381,994
Specialty Retail	60,210,340	503,191	—	60,713,531
Technology Hardware, Storage & Peripherals	20,665,614	2,935,364	—	23,600,978
Textiles, Apparel & Luxury Goods	—	609,458	—	609,458
Transportation Infrastructure	269,516	442,626	—	712,142
Wireless Telecommunication Services	1,011,993	166,548	—	1,178,541
Total Common Stocks	$512,816,426	$25,540,091	$6,486	$538,363,003

66	The Leuthold Funds - 2015 Semi-Annual Report

The Leuthold Funds

Leuthold Core Investment Fund (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Preferred Stocks	$2,249,089	$—	$—	$2,249,089
Exchange Traded Funds	106,299,625	—	—	106,299,625
Corporate Bonds	—	13,524,197	—	13,524,197
United States Treasury Obligations	—	20,892,317	—	20,892,317
Foreign Government Bonds	—	23,765,216	—	23,765,216
Money Market Funds	132,368,693	—	—	132,368,693
Total Investments in Securities	$753,733,833	$83,721,821	$6,486	$837,462,140

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$35,432,727	$—	$—	$35,432,727
Exchange Traded Funds	26,482,285	—	—	26,482,285
Total Securities Sold Short	$61,915,012	$—	$—	$61,915,012

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers between Level 1, Level 2 and Level 3 for the six-month period ended March 31, 2015:

	Level 1	Level 2	Level 3
Transfers into:	$1,146,298	$1,465,190	$—
Transfers out of:	(1,428,671)	(1,146,298)	(36,519)
Net Transfers into and/or out of:	$(282,373)	$318,892	$(36,519)

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investment in Securities at Fair Value
Balance as of September 30, 2014	$290,696
Accrued discounts/premiums	—
Realized gain (loss)	(5)
Change in unrealized appreciation (depreciation)	(129,710)
Purchases	—
Sales	(47)
Corporate actions	(117,929)
Transfer into and/or out of Level 3	(36,519)
Balance as of March 31, 2015	$6,486 (1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at March 31, 2015:	$(128,417)

(1)   This security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading on March 25, 2014, and the security was valued at the last traded price of 1.25 HKD until December 4, 2014. On December 4, 2014, the Fair Value Pricing Committee discounted this price from 1.25 HKD to 0.06 HKD.

The Leuthold Funds - 2015 Semi-Annual Report	67

The Leuthold Funds

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$14,918,741	$—	$—	$14,918,741
Auto Components	7,377,972	7,250,355	—	14,628,327
Automobiles	3,374,249	4,138,124	—	7,512,373
Banks	670,499	9,401,668	—	10,072,167
Electronic Equipment, Instruments & Components	9,911,306	8,387,584	—	18,298,890
Gas Utilities	1,173,798	1,169,332	—	2,343,130
Health Care Providers & Services	23,182,872	4,102,334	—	27,285,206
Household Durables	12,179,477	9,312,503	—	21,491,980
Independent Power Producers & Energy Traders	—	2,247,337	—	2,247,337
Insurance	22,401,200	11,356,083	—	33,757,283
Paper & Forest Products	—	—	48,061	48,061
Real Estate Management & Development	3,743,024	5,397,533	—	9,140,557
Road & Rail	9,621,271	6,888,065	—	16,509,336
Semiconductors & Semiconductor Equipment	15,474,437	4,096,839	—	19,571,276
Technology Hardware, Storage & Peripherals	6,221,112	7,391,326	—	13,612,438
Total Common Stocks	130,249,958	81,139,083	48,061	211,437,102
Preferred Stocks
Automobiles	—	1,542,366	—	1,542,366
Banks	372,126	—	—	372,126
Total Preferred Stocks	372,126	1,542,366	—	1,914,492
Exchange Traded Funds	46,240,415	—	—	46,240,415
Corporate Bonds	—	4,194,571	—	4,194,571
United States Treasury Obligations	—	8,173,895	—	8,173,895
Foreign Government Bonds	—	11,525,705	—	11,525,705
Money Market Funds	55,590,155	—	—	55,590,155
Total Investments in Securities	$232,452,654	$106,575,620	$48,061	$339,076,335

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$199,035	$—	$—	$199,035
Air Freight & Logistics	192,611	—	—	192,611
Banks	—	550,988	—	550,988
Capital Markets	442,673	160,573	—	603,246
Chemicals	111,358	—	—	111,358
Commercial Services & Supplies	330,094	—	—	330,094
Construction & Engineering	158,657	618,065	—	776,722
Construction Materials	—	378,286	—	378,286
Electrical Equipment	301,181	—	—	301,181
Food & Staples Retailing	328,178	281,364	—	609,542
Food Products	496,677	—	—	496,677
Health Care Equipment & Supplies	742,940	155,079	—	898,019
Hotels, Restaurants & Leisure	305,235	287,701	—	592,936
Internet & Catalog Retail	711,953	262,196	—	974,149
Internet Software & Services	701,655	—	—	701,655
Leisure Products	—	297,118	—	297,118

68	The Leuthold Funds - 2015 Semi-Annual Report

The Leuthold Funds

Leuthold Global Fund (continued)
Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Machinery	$307,854	$190,642	$—	$498,496
Media	510,085	183,675	—	693,760
Oil, Gas & Consumable Fuels	180,374	—	—	180,374
Pharmaceuticals	141,457	—	—	141,457
Professional Services	804,340	326,402	—	1,130,742
Software	812,415	—	—	812,415
Thrifts & Mortgage Finance	489,879	—	—	489,879
Total Common Stocks	8,268,651	3,692,089	—	11,960,740
Exchange Traded Funds	12,542,601	—	—	12,542,601
Rights	2,654	—	—	2,654
Total Securities Sold Short	$20,813,906	$3,692,089	$—	$24,505,995

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers between Level 1, Level 2 and Level 3 for the six-month period ended March 31, 2015:

	Level 1	Level 2	Level 3
Transfers into:	$794,496	$—	$—
Transfers out of:	—	(794,496)	—
Net Transfers into and/or out of:	$794,496	$(794,496)	$—

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at at Fair Value
Balance as of September 30, 2014	$47,986
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	75
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2015	$48,061	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at March 31, 2015:	$75

(1)
The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. Leuthold Weeden Capital Management (the “Adviser”) submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

The Leuthold Funds - 2015 Semi-Annual Report	69

The Leuthold Funds

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,743,949	$––	$––	$13,743,949
Preferred Stocks	52,245	––	––	52,245
Short-Term Investments	123,056	––	––	123,056
Total Investments in Securities	$13,919,250	$––	$––	$13,919,250

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$1,649,226	$––	$––	$1,649,226
Auto Components	820,342	800,001	––	1,620,343
Automobiles	373,041	452,586	––	825,627
Banks	72,097	1,016,137	––	1,088,234
Electronic Equipment, Instruments & Components	1,095,687	901,794		1,997,481
Gas Utilities	129,734	132,021	––	261,755
Health Care Providers & Services	2,569,084	449,380	––	3,018,464
Household Durables	1,369,634	1,046,886	––	2,416,520
Independent Power Producers & Energy Traders	––	251,745	––	251,745
Insurance	2,485,115	1,252,119	––	3,737,234
Paper & Forest Products	––	––	2,244	2,244
Real Estate Management & Development	413,689	593,535	––	1,007,224
Road & Rail	1,050,704	749,295	––	1,799,999
Semiconductors & Semiconductor Equipment	1,724,351	463,960	––	2,188,311
Technology Hardware, Storage & Peripherals	687,712	848,072		1,535,784
Total Common Stocks	14,440,416	8,957,531	2,244	23,400,191
Preferred Stocks
Automobiles	––	170,493	––	170,493
Banks	39,684	––	––	39,684
Total Preferred Stocks	39,684	170,493	––	210,177
Exchange Traded Funds	512,216	––	––	512,216
Money Market Funds	213,079	––	––	213,079
Total Investments in Securities	$15,205,395	$9,128,024	$2,244	$24,335,663

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended March 31, 2015:

	Level 1	Level 2	Level 3
Transfers into:	$87,834	$––	$––
Transfers out of:	––	(87,834)	––
Net Transfers into and/or out of:	$87,834	$(87,834)	$––

70	The Leuthold Funds - 2015 Semi-Annual Report

The Leuthold Funds

Transfers were due to the adjustement of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they traded and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2014	$2,241
Accrued discounts/premiums	––
Realized gain (loss)	––
Change in unrealized appreciation (depreciation)	3	*
Purchases	––
Sales	––
Transfers into and/or out of Level 3	––
Balance as of March 31, 2015	$2,244	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at March 31, 2015:	$3

*	Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)
The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. During the entire period the discount rate was 95%.

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$38,079,155	$––	$––	$38,079,155
Total Investments in Securities	$38,079,155	$––	$––	$38,079,155

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$70,280,433	$––	$––	$70,280,433
Investment Companies	2,376,629	––	––	2,376,629
Total Securities Sold Short	$72,657,062	$––	$––	$72,657,062

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

For further information regarding security characteristics, see the Schedules of Investments.

c)
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as” regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. The tax character of distributions paid

The Leuthold Funds - 2015 Semi-Annual Report	71

The Leuthold Funds

during the fiscal years ended September 30, 2014 and 2013 was as follows:

Year Ended September 30, 2014
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$24,526,872	$18,066,758	$––	$213,646	$––
Long Term Capital Gain	41,105,770	20,259,943	––	––	––
Return of Capital	––	––	––	––	––
Total Distribution Paid	$65,632,642	$38,326,701	$––	$213,646	$––

Year Ended September 30, 2013
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$14,177,488	$3,759,728	$33,785	$69,238		$––
Long Term Capital Gain	––	––	––	––		––
Return of Capital	––	––	––	––		––
Total Distribution Paid	$14,177,488	$3,759,728	$33,785	$69,238	$

At September 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Undistributed Ordinary Income	$15,386,590	$6,958,022	$––	$43,270	$––
Undistributed long-term gains	34,728,908	25,689,775	––	380,557	––
Distributable earnings	50,115,498	32,647,797	––	423,827	––
Capital loss carryover and late-year losses	(29,463,349)	––	(1,450,099)	––	(161,134,891)
Other accumulated gains	2,200,406	448,628	––	––	3,350,722
Unrealized appreciation	97,472,268	32,216,540	2,419,922	2,510,644	––
Total accumulated earnings (deficit)	$120,324,823	$65,312,965	$969,823	$2,934,471	$(157,784,169)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (U.S. GAAP) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, and differences from REIT adjustments and foreign currency gain and loss.

72	The Leuthold Funds - 2015 Semi-Annual Report

The Leuthold Funds

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2014, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital

Leuthold Core Investment Fund	$(2,989,496)	$(44,574,521)	$47,564,017
Leuthold Global Fund	1,870,215	(1,870,216)	1
Leuthold Select Industries Fund	8,596	3,173	(11,769)
Leuthold Global Industries Fund	44,578	(44,578)	––
Grizzly Short Fund	2,719,081	(18,431)	(2,700,650)

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses, whereas under prior law all capital losses were carried forward as short-term capital losses.

	Leuthold Core Investment Fund		Leuthold Global Fund	Leuthold Select Industries Fund		Leuthold Global Industries Fund	Grizzly Short Fund

Expires 09/30/17	$(29,463,349	)*	$––	$(646,879	)*	$––	$––
Expires 09/30/18	––		––	(764,408)		––	(18,663,090)
Expires 09/30/19	––		––	––		––	(25,380,935)
Unlimited Short-Term	––		––	––		––	(105,532,771)

*Capital loss carryforward transferred in from merger, subject to annual limitations.

The Grizzly Short Fund and Leuthold Select Industries Fund intend to defer and treat $11,558,095 and $38,812, respectively, of qualified late-year losses incurred during the fiscal year ended September 30, 2014 as arising in the fiscal year ending September 30, 2015.

As of September 30, 2014, the Funds had no tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

The Leuthold Funds - 2015 Semi-Annual Report	73

The Leuthold Funds

d)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)
Basis for Consolidation for the Leuthold Core Investment Fund and Leuthold Global Fund –The Leuthold Core Investment Fund and Leuthold Global Fund may invest up to 25% of their total assets in their Subsidiary, Leuthold Core, Ltd. and Leuthold Global, Ltd. (the”Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by the Leuthold Core Investment Fund and Leuthold Global Fund, respectively, and are therefore consolidated in the respective Funds’financial statements herein. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund and Leuthold Global Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information. As of March 31, 2015, no assets were held in the Subsidiaries.

g)
Short Positions – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. Grizzly Short Fund’s receivable from broker for securities sold short is with two major security dealers.

h)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

i)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the five Funds based on the relative net asset value of the individual Funds.

74	The Leuthold Funds - 2015 Semi-Annual Report

The Leuthold Funds

j)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the credit worthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)
Subsequent Events – The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements. This evaluation did not result in any subsequent events that necessitated recognition or disclosure.

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and short sales, for the six month period ended March 31, 2015 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund
Purchases	$213,730,475	$91,271,759	$4,100,123	$9,601,647
Sales	303,249,933	123,222,747	6,794,377	14,648,350

There were no purchases or sales of investment securities in the Grizzly Short Fund because this Fund invests only in securities held short.

At September 30, 2014, gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund__	Grizzly Short Fund
Tax cost of investments	$667,724,663	$301,075,287	$12,577,693	$25,465,902	$1,183,717
Gross unrealized appreciation	118,696,224	42,501,750	2,864,335	3,623,902	1,519,058
Gross unrealized depreciation	(21,223,956)	(10,285,210)	(444,413)	(1,113,258)	(1,519,058)
Net unrealized appreciation	$97,472,268	$32,216,540	$2,419,922	$2,510,644	––

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

The Leuthold Core Investment Fund owned 5% or more of the voting securities of the following companies during the six month period ended March 31, 2015. As a result, these companies are deemed to be affiliates of the Leuthold Core Investment Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

Leuthold Core Investment Fund
	Share Activity
Security Name	Balance 09/30/14	Purchases	Sales	Balance 03/31/15	Dividend Income	Fair Value at 03/31/15
CurrencyShares Japanese Yen Trust	89,687	––	89,687	––	$––	$––
					$––	$––

The Leuthold Funds - 2015 Semi-Annual Report	75

The Leuthold Funds

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s daily net assets and payable monthly, at annual rates of:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
0.90%	1.10%	1.00%	1.00%	1.25%

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund Retail Class	Leuthold Global Industries Fund Institutional Class	Grizzly Short Fund
1.25%	1.85%	1.50%	1.50%	1.25%	2.50%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of March 31, 2015 are as follows:

Leuthold Select Industries Fund		Leuthold Global Industries Fund
Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2015	$16,951	9/30/2015	$58,737
9/30/2016	22,934	9/30/2016	71,564
9/30/2017	13,531	9/30/2017	89,378
9/30/2018	16,718	9/30/2018	75,830

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

76	The Leuthold Funds - 2015 Semi-Annual Report

The Leuthold Funds

4.	DISTRIBUTION PLAN

The Leuthold Global Fund – Retail Class and Leuthold Global Industries Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’ shareholders, assists in the maintenance of the Funds’ shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Board of Directors. To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

5.	INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.	ILLIQUID SECURITIES

Each Fund may invest up to 15% of net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. The Funds did not lend any portfolio securities during the reporting period, and will not enter into any securities lending arrangements in the future without the prior approval of the Board of Directors.

The Leuthold Funds - 2015 Semi-Annual Report	77

78	The Leuthold Funds - 2015 Semi-Annual Report

The Leuthold Funds

INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 10, 2014, the Board of Directors of Leuthold Funds, Inc. approved the investment advisory agreements for the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries Fund, and Grizzly Short Fund with Leuthold Weeden Capital Management. Prior to approving the agreements, the Board considered:

●	The nature, extent, and quality of the services to be provided by Leuthold Weeden Capital Management;

●	The investment strategies and performance history of Leuthold Weeden Capital Management;

●	The cost of the services to be provided and profits to be realized by Leuthold Weeden Capital Management, from its relationship with the Funds;

●	The extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale;

●	The proposed expense ratios of the Funds; and

●	The manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars.

In considering the nature, extent, and quality of the services provided by Leuthold Weeden Capital Management, the Board considered the Adviser’s quality of investment management provided to the existing Funds, the Adviser’s management history, and the Adviser’s ability to attract investors for the Funds. The Board concluded that the approval of the investment advisory agreements was in the best interest of the Funds’ shareholders.

The Board considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks. The Board concluded that the performance of the existing Funds was satisfactory in comparison to performance of similar funds.

The Board considered the proposed cost of services to be provided by the Adviser, including reports provided by the Funds’ administrator comparing the Funds’proposed investment advisory fees to those of other comparable mutual funds. The Board concluded that the investment advisory fees were within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule. The Board concluded that the existing fees schedules were acceptable.

The Board compared the Funds’proposed expense ratios to those of other comparable mutual funds. After review, the Board concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds.

The Board discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management would be beneficial to the Funds and that Leuthold Weeden Capital Management would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

The Leuthold Funds - 2015 Semi-Annual Report	79

The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held (during past 5 years) by Director
Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Chairman and Director	Indefinite Term, Director since1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	5	None

Paul M. Kelnberger (1943) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite Term, Director since1995	Consultant to Johnson, West & Co., PLC certified public accountants	5	None

Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite Term, Director since2009	Retired Chairman and Chief Executive Officer of Piper Jaffray Companies.	5	Piper Jaffray Companies and Renaissance Learning, Inc.

Interested Directors (and Officers)

John C. Mueller (1968) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director President	Indefinite Term, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	5	None

80	The Leuthold Funds - 2015 Semi-Annual Report

The Leuthold Funds

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held (during past 5 years) by Director
Holly J. Weiss (1968) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Secretary and Treasurer	One Year Term, Secretary and Treasurer since 2009	Chief Financial Officer of the Adviser since 2011. Controller of the Adviser from 2008 to 2011. Prior to joining the Adviser, she was Controller of Churchill Capital Mezzanine Finance from 2001-2008.	N/A	N/A

Roger A. Peters (1960) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Vice President and Chief Compliance Officer and Anti-Money Laundering Officer	One Year Term, Chief Compliance Officer since 2006 and Vice President since 2007 and Anti-Money Laundering Officer since 2011	Chief Compliance Officer of the Adviser since 2005.	N/A	N/A

Glenn R. Larson (1965) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Assistant Secretary	One Year Term, Assistant Secretary since 2006	Compliance Officer of the Adviser since 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

The Leuthold Funds - 2015 Semi-Annual Report	81

The Leuthold Funds

Investment Adviser:
Leuthold Weeden Capital Management, Minneapolis, Minnesota

Administrator, Transfer Agent, Dividend Paying Agent, Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC, Milwaukee, Wisconsin

Custodian:
U.S. Bank, N.A., Milwaukee, Wisconsin

Counsel:
Foley & Lardner, LLP, Milwaukee, Wisconsin

Independent Registered Public Accounting Firm:
Ernst &Young LLP, Minneapolis, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)* /s/ John Mueller
                                                   John Mueller, President

Date        June 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Mueller
                                                   John Mueller, President

Date        June 3, 2015

By (Signature and Title)*  /s/ Holly Weiss
                                                    Holly Weiss, Treasurer

Date        June 2, 2015

* Print the name and title of each signing officer under his or her signature.